Schedule of Investments (unaudited)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 6.4%
Abacus Group	214,246	$156,394
Abacus Storage King	1,144,138	1,081,921
AGL Energy Ltd.	572,417	3,901,025
ALS Ltd.	482,332	5,292,370
AMP Ltd.	3,002,132	2,479,629
Ampol Ltd.	184,995	2,809,003
Ansell Ltd.	113,242	2,196,844
ANZ Group Holdings Ltd.	2,400,401	45,901,083
APA Group	989,865	5,208,643
ARB Corp. Ltd.	96,563	1,945,940
Aristocrat Leisure Ltd.	471,115	20,120,873
ASX Ltd.	158,376	7,171,569
Atlas Arteria Ltd.	1,101,616	3,648,944
AUB Group Ltd.	121,181	2,474,450
Aurizon Holdings Ltd.	1,324,888	2,593,751
Bank of Queensland Ltd.	638,392	3,049,512
Bapcor Ltd.	447,506	1,454,005
Beach Energy Ltd.	2,190,476	1,648,834
Bega Cheese Ltd.	317,374	1,148,063
Bellevue Gold Ltd.(a)	1,851,247	1,077,738
Bendigo & Adelaide Bank Ltd.	530,550	3,795,464
BHP Group Ltd.	4,090,030	97,480,350
BlueScope Steel Ltd.	416,661	6,381,772
Brambles Ltd.	1,126,956	14,810,069
Breville Group Ltd.	125,891	2,308,252
Brickworks Ltd.	42,035	677,115
BWP Trust	505,907	1,159,957
Capricorn Metals Ltd.(a)	300,268	1,776,524
CAR Group Ltd.	327,629	6,993,012
Challenger Ltd.	467,144	2,116,706
Champion Iron Ltd.	472,787	1,382,083
Charter Hall Group	467,425	5,053,771
Charter Hall Long Wale REIT	920,227	2,260,725
Charter Hall Retail REIT	549,040	1,311,447
Clarity Pharmaceuticals Ltd.(a)	281,198	396,617
Cleanaway Waste Management Ltd.	2,254,410	3,751,803
Cochlear Ltd.	55,823	9,776,315
Coles Group Ltd.	1,064,206	14,451,710
Commonwealth Bank of Australia	1,354,923	144,420,011
Computershare Ltd.	462,064	12,074,381
Corporate Travel Management Ltd.	107,918	881,270
Credit Corp. Group Ltd.	61,934	535,913
Cromwell Property Group	943,180	226,328
CSL Ltd.	388,024	62,282,871
Deterra Royalties Ltd.	697,477	1,626,198
Dexus	848,693	4,085,288
Domino's Pizza Enterprises Ltd.	62,244	1,005,941
Downer EDI Ltd.	680,265	2,484,104
Dyno Nobel Ltd.	1,851,481	2,687,612
Eagers Automotive Ltd.	223,390	2,636,474
Endeavour Group Ltd./Australia	1,195,553	3,058,115
Evolution Mining Ltd.	1,517,167	7,608,624
Flight Centre Travel Group Ltd.	198,443	1,628,268
Fortescue Ltd.	1,353,496	13,978,483
Genesis Minerals Ltd.(a)(b)	946,851	2,338,194
Gold Road Resources Ltd.	1,466,544	2,845,302
Goodman Group	1,606,665	30,757,731
GPT Group (The)	1,621,017	4,805,266
GrainCorp Ltd., Class A	215,305	916,671
Growthpoint Properties Australia Ltd.	240,639	356,978
Security	Shares	Value
Australia (continued)
Harvey Norman Holdings Ltd.	741,423	$2,478,837
Healius Ltd.(a)(b)	595,182	554,131
HMC Capital Ltd.	124,240	386,981
HomeCo Daily Needs REIT	376,139	294,887
HUB24 Ltd.	83,956	3,878,666
IDP Education Ltd.	277,550	1,574,084
IGO Ltd.	547,760	1,372,465
Iluka Resources Ltd.	314,164	832,346
Ingenia Communities Group	380,047	1,348,277
Insignia Financial Ltd.(a)	432,086	1,041,175
Insurance Australia Group Ltd.	1,915,278	10,059,938
IPH Ltd.	239,930	700,800
IRESS Ltd.	164,927	839,871
James Hardie Industries PLC(a)	356,593	8,370,020
JB Hi-Fi Ltd.	102,251	6,775,942
Lendlease Corp. Ltd.	586,848	1,977,394
Liontown Resources Ltd.(a)(b)	1,525,445	512,458
Lottery Corp. Ltd. (The)	2,063,491	6,876,639
Lovisa Holdings Ltd.	62,429	996,649
Lynas Rare Earths Ltd.(a)(b)	695,180	3,800,377
MAC Copper Ltd.(a)	72,854	694,251
Macquarie Group Ltd.	290,013	35,838,364
Magellan Financial Group Ltd.	144,768	709,732
Medibank Pvt Ltd.	2,193,685	6,525,609
Megaport Ltd.(a)	223,795	1,646,366
Mesoblast Ltd.(a)	535,083	615,988
Metcash Ltd.	1,252,975	2,580,841
Mineral Resources Ltd.(a)(b)	148,514	1,953,105
Mirvac Group	3,183,454	4,643,551
Monadelphous Group Ltd.	96,909	1,002,111
Nanosonics Ltd.(a)(b)	281,994	865,888
National Australia Bank Ltd.	2,473,345	57,111,277
National Storage REIT	1,440,004	2,117,402
Netwealth Group Ltd.	115,589	2,076,792
Neuren Pharmaceuticals Ltd., NVS(a)	184,603	1,376,535
New Hope Corp. Ltd.	424,653	996,173
NEXTDC Ltd.(a)	509,484	3,868,172
nib holdings Ltd.	456,083	1,989,728
Nine Entertainment Co. Holdings Ltd.	883,984	810,136
Northern Star Resources Ltd.	1,277,295	15,689,877
Nufarm Ltd./Australia	355,936	878,760
Orica Ltd.	375,784	3,900,580
Origin Energy Ltd.	1,446,267	9,857,763
Orora Ltd.	1,277,501	1,480,141
Paladin Energy Ltd.(a)	351,009	1,317,060
Paladin Energy Ltd., NVS(a)	102,211	373,671
Perpetual Ltd.	89,382	949,532
Perseus Mining Ltd.	1,505,254	3,226,075
PEXA Group Ltd.(a)	124,477	959,094
Pilbara Minerals Ltd.(a)	2,443,798	2,354,446
Pinnacle Investment Management Group Ltd.	169,873	1,959,081
PolyNovo Ltd.(a)	740,959	572,940
Premier Investments Ltd.	116,384	1,550,262
Pro Medicus Ltd.	51,598	7,565,831
Qantas Airways Ltd.	760,342	4,298,913
QBE Insurance Group Ltd.	1,180,667	16,316,725
Qube Holdings Ltd.	1,099,762	2,784,276
Ramelius Resources Ltd.	1,478,672	2,488,317
Ramsay Health Care Ltd.	150,400	3,202,115
REA Group Ltd.	46,938	7,457,497
Reece Ltd.	237,104	2,391,024
Region RE Ltd.	1,441,324	2,136,357

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Australia (continued)
Regis Resources Ltd.(a)	917,188	$2,651,671
Reliance Worldwide Corp. Ltd.	882,790	2,373,183
Rio Tinto Ltd.	297,773	22,278,550
Sandfire Resources Ltd.(a)	511,561	3,258,075
Santos Ltd.	2,672,258	10,273,130
Scentre Group	4,072,334	9,434,554
SEEK Ltd.	279,690	3,807,697
SGH Ltd.	165,063	5,398,330
Sigma Healthcare Ltd.(b)	1,294,872	2,498,677
Silex Systems Ltd.(a)(b)	230,754	457,802
Sims Ltd.	114,843	1,071,944
Sonic Healthcare Ltd.	381,237	6,365,499
South32 Ltd.	3,844,943	6,625,972
Spartan Resources Ltd/Australia(a)	914,424	1,186,245
Steadfast Group Ltd.	1,080,411	4,060,037
Stockland	1,935,225	6,800,837
Suncorp Group Ltd.	876,452	11,397,456
Super Retail Group Ltd.	145,822	1,250,617
Tabcorp Holdings Ltd.	1,678,980	598,423
Technology One Ltd.	235,924	4,553,845
Telix Pharmaceuticals Ltd.(a)	244,665	4,253,218
Telstra Group Ltd.	3,276,116	9,455,186
Temple & Webster Group Ltd.(a)	62,123	708,913
Transurban Group	2,460,543	22,172,871
Treasury Wine Estates Ltd.	668,440	3,820,794
Vault Minerals Ltd.(a)	6,895,820	1,897,519
Ventia Services Group Pty. Ltd.	947,314	2,564,839
Vicinity Ltd.	3,053,305	4,617,673
Viva Energy Group Ltd.(c)	1,264,871	1,390,757
Washington H Soul Pattinson & Co. Ltd.	161,909	3,853,851
Waypoint REIT Ltd.	695,843	1,139,569
WEB Travel Group Ltd.(a)	504,438	1,387,131
Wesfarmers Ltd.	911,564	45,665,937
West African Resources Ltd.(a)	1,025,026	1,568,711
Westgold Resources Ltd.	806,793	1,532,686
Westpac Banking Corp.	2,781,761	58,375,701
Whitehaven Coal Ltd.	695,453	2,224,570
WiseTech Global Ltd.	149,184	8,483,039
Woodside Energy Group Ltd.	1,485,678	19,366,009
Woolworths Group Ltd.	959,889	19,373,088
Worley Ltd.	327,483	2,609,084
Xero Ltd.(a)	121,281	12,772,474
Yancoal Australia Ltd., NVS	241,163	768,988
Zip Co. Ltd.(a)	1,136,820	1,273,541
		1,207,907,294
Austria — 0.3%
ANDRITZ AG	55,744	4,005,748
BAWAG Group AG(c)	56,320	6,173,122
CA Immobilien Anlagen AG	31,806	861,077
DO & CO AG(a)	6,209	991,810
Erste Group Bank AG	262,425	17,771,843
Immofinanz AG(a)	45,534	900,784
Lenzing AG(a)	13,020	409,473
Oesterreichische Post AG	57,168	1,927,400
OMV AG	111,573	5,768,727
Raiffeisen Bank International AG	111,225	2,970,963
Schoeller-Bleckmann Oilfield Equipment AG	14,399	511,622
UNIQA Insurance Group AG	93,537	1,083,876
Verbund AG	60,478	4,647,793
Vienna Insurance Group AG Wiener Versicherung Gruppe	26,028	1,237,954
voestalpine AG	93,872	2,473,720
Security	Shares	Value
Austria (continued)
Wienerberger AG	90,728	$3,185,632
		54,921,544
Belgium — 1.0%
Ackermans & van Haaren NV	22,236	5,438,644
Aedifica SA	36,125	2,896,004
Ageas SA	118,006	7,400,892
Anheuser-Busch InBev SA	717,216	47,270,955
Argenx SE(a)	48,609	31,423,251
Azelis Group NV	110,903	1,718,446
Barco NV	54,670	748,040
Bekaert SA	39,808	1,536,049
Cofinimmo SA	30,934	2,473,459
Colruyt Group NV	51,634	2,482,959
Deme Group NV	7,962	1,193,475
D'ieteren Group	21,180	4,229,664
Elia Group SA, Class B	35,470	3,845,641
Fagron	66,742	1,555,827
Galapagos NV(a)(b)	40,908	1,113,935
Groupe Bruxelles Lambert NV	72,218	5,957,560
KBC Ancora	47,602	3,118,879
KBC Group NV	186,440	17,191,401
Kinepolis Group NV	8,350	287,822
Lotus Bakeries NV	319	3,067,208
Melexis NV	21,335	1,280,281
Montea NV	17,709	1,285,750
Ontex Group NV(a)	51,790	425,156
Proximus SADP	110,249	846,781
Retail Estates NV	13,864	1,016,485
Shurgard Self Storage Ltd.(b)	30,305	1,257,387
Sofina SA	12,999	3,631,819
Solvay SA	52,970	2,004,519
Syensqo SA	58,627	4,193,753
UCB SA	104,110	19,087,435
Umicore SA	188,972	1,717,763
VGP NV	18,080	1,672,875
Warehouses De Pauw CVA	137,106	3,501,974
		186,872,089
Canada — 10.8%
Advantage Energy Ltd.(a)(b)	174,227	1,237,257
Agnico Eagle Mines Ltd.	410,249	48,217,500
Air Canada(a)(b)	169,303	1,715,627
Alamos Gold Inc., Class A	377,778	10,799,529
Algonquin Power & Utilities Corp.	627,434	3,381,572
Alimentation Couche-Tard Inc.	612,653	31,979,189
Allied Gold Corp.(a)	173,403	698,090
Allied Properties REIT	71,557	796,231
AltaGas Ltd.	274,146	8,113,417
Altus Group Ltd.	33,433	1,245,068
ARC Resources Ltd.	520,471	9,630,941
Aritzia Inc.(a)	77,406	2,722,629
Atco Ltd., Class I, NVS	75,772	2,848,733
Athabasca Oil Corp.(a)	603,257	1,986,643
AtkinsRealis Group Inc.	143,285	7,095,653
ATS Corp.(a)	75,094	1,892,330
B2Gold Corp.	1,013,650	3,169,035
Badger Infrastructure Solutions Ltd.	61,184	1,743,296
Ballard Power Systems Inc.(a)(b)	682,000	831,104
Bank of Montreal	584,351	55,989,354
Bank of Nova Scotia (The)	994,293	49,750,712
Barrick Gold Corp.	1,366,329	26,055,991
Bausch Health Companies Inc.(a)	260,320	1,384,118

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Baytex Energy Corp.	826,540	$1,277,042
BCE Inc.	52,913	1,176,015
Birchcliff Energy Ltd.	253,508	1,035,289
Bitfarms Ltd./Canada(a)(b)	356,704	359,654
BlackBerry Ltd.(a)(b)	449,643	1,526,425
Boardwalk REIT	37,552	1,770,822
Bombardier Inc., Class B(a)	71,677	4,737,566
Boralex Inc., Class A	72,604	1,612,603
Boyd Group Services Inc.	17,081	2,453,241
Brookfield Asset Management Ltd., Class A	290,704	15,511,523
Brookfield Corp., Class A	1,107,188	59,479,431
Brookfield Infrastructure Corp., Class A, NVS	92,334	3,458,674
Brookfield Renewable Corp.	107,042	3,050,689
Brookfield Wealth Solutions Ltd.(b)	29,667	1,597,835
BRP Inc.	37,823	1,281,252
CAE Inc.(a)	278,912	6,977,858
Calibre Mining Corp.(a)	299,574	701,889
Cameco Corp.	351,800	15,880,251
Canada Goose Holdings Inc.(a)(b)	89,171	746,434
Canadian Apartment Properties REIT	93,044	2,841,399
Canadian Imperial Bank of Commerce	759,372	47,894,527
Canadian National Railway Co.	427,567	41,407,566
Canadian Natural Resources Ltd.	1,685,087	48,354,883
Canadian Pacific Kansas City Ltd.	747,259	54,274,658
Canadian Tire Corp. Ltd., Class A, NVS	43,699	4,782,609
Canadian Utilities Ltd., Class A, NVS	115,451	3,231,724
Canfor Corp.(a)	38,830	370,950
Capital Power Corp.	114,571	4,349,809
Capstone Copper Corp.(a)	435,185	2,096,060
CCL Industries Inc., Class B, NVS	138,178	7,220,617
Celestica Inc., NVS(a)	99,656	8,503,217
Cenovus Energy Inc.	1,119,624	13,181,124
Centerra Gold Inc.	170,572	1,142,013
CGI Inc.	163,514	17,338,225
Choice Properties REIT	225,128	2,384,208
CI Financial Corp.	128,058	2,902,809
Cogeco Communications Inc.	11,266	554,066
Colliers International Group Inc.	32,129	3,840,984
Constellation Software Inc./Canada	16,385	59,050,061
Crombie REIT	62,242	658,720
Cronos Group Inc.(a)	274,969	516,589
Definity Financial Corp.	71,322	3,559,892
Denison Mines Corp.(a)	1,080,776	1,552,253
Descartes Systems Group Inc. (The)(a)	71,513	7,531,015
Dollarama Inc.	230,344	28,421,235
Dream Industrial REIT	199,121	1,531,033
Dundee Precious Metals Inc.	145,714	1,909,946
Dye & Durham Ltd.(b)	64,046	415,328
Eldorado Gold Corp.(a)	213,180	4,011,235
Element Fleet Management Corp.	330,157	7,230,117
Emera Inc.	232,120	10,447,589
Empire Co. Ltd., NVS	135,867	5,045,982
Enbridge Inc.	1,751,985	81,931,287
Endeavour Silver Corp.(a)(b)	245,567	890,639
Enghouse Systems Ltd.	42,027	763,656
EQB Inc.	23,351	1,614,380
Equinox Gold Corp.(a)(b)	402,987	2,709,770
ERO Copper Corp.(a)	105,850	1,322,165
Fairfax Financial Holdings Ltd.	16,998	26,537,644
Finning International Inc.	120,214	3,392,954
First Capital Real Estate Investment Trust	120,830	1,497,009
First Majestic Silver Corp.	336,357	2,100,706
Security	Shares	Value
Canada (continued)
First Quantum Minerals Ltd.(a)	562,069	$7,546,712
FirstService Corp.	37,313	6,548,856
Fortis Inc./Canada	390,077	19,317,102
Fortuna Mining Corp.(a)	344,339	2,148,060
Franco-Nevada Corp.	151,432	26,023,324
Freehold Royalties Ltd.	165,212	1,367,379
G Mining Ventures Corp.(a)(b)	106,718	1,480,087
George Weston Ltd.	49,238	9,593,302
GFL Environmental Inc.	185,639	9,263,098
Gibson Energy Inc.	193,272	3,040,816
Gildan Activewear Inc.	123,893	5,709,359
goeasy Ltd.(b)	12,396	1,399,563
Granite Real Estate Investment Trust	39,424	1,808,482
Great-West Lifeco Inc.	230,036	8,945,474
H&R Real Estate Investment Trust	100,848	717,626
Hammond Power Solutions Inc., Class A(b)	8,804	586,252
Hudbay Minerals Inc.	346,352	2,519,883
Hydro One Ltd.(c)	292,901	11,269,019
iA Financial Corp. Inc.	84,510	8,209,473
IAMGOLD Corp.(a)	468,131	3,317,597
IGM Financial Inc.	54,348	1,727,104
Imperial Oil Ltd.	155,521	10,490,278
Innergex Renewable Energy Inc.	138,180	1,361,152
Intact Financial Corp.	143,813	31,939,088
Interfor Corp.(a)	58,486	563,393
InterRent REIT(b)	89,574	733,563
Ivanhoe Mines Ltd., Class A(a)(b)	587,924	5,219,926
K92 Mining Inc.(a)	192,701	1,772,413
Keyera Corp.	182,888	5,676,612
Killam Apartment REIT	106,175	1,341,628
Kinaxis Inc.(a)	21,058	2,843,426
Kinross Gold Corp.	1,057,986	15,617,304
Labrador Iron Ore Royalty Corp.	70,811	1,533,742
Laurentian Bank of Canada	40,021	794,266
Lightspeed Commerce Inc.(a)	156,484	1,531,241
Linamar Corp.	54,948	2,016,407
Lithium Americas Corp.(a)(b)	166,410	478,009
Lithium Argentina AG(a)(b)	99,841	205,678
Loblaw Companies Ltd.	129,407	21,007,752
Lundin Gold Inc.(b)	85,637	3,492,941
Lundin Mining Corp.	619,347	5,067,630
MAG Silver Corp.	94,939	1,474,426
Magna International Inc.	210,788	7,323,912
Manulife Financial Corp.	1,420,125	43,522,618
Maple Leaf Foods Inc.	58,484	1,070,326
MDA Space Ltd.(a)	90,426	1,765,098
MEG Energy Corp.	212,851	2,986,028
Methanex Corp.	67,881	2,127,128
Metro Inc./CN	183,851	14,168,236
MTY Food Group Inc.	24,473	769,907
National Bank of Canada	311,854	27,389,585
New Gold Inc.(a)	675,592	2,690,411
NexGen Energy Ltd.(a)	429,796	2,250,926
NFI Group Inc.(a)	75,010	631,159
NGEx Minerals Ltd.(a)	164,794	1,445,205
North West Co. Inc. (The)	49,285	1,976,977
Northland Power Inc.	222,738	3,026,173
NorthWest Healthcare Properties REIT	116,602	416,134
Novagold Resources Inc.(a)	187,815	796,981
Nutrien Ltd.	392,599	22,412,260
NuVista Energy Ltd.(a)	156,146	1,330,854
OceanaGold Corp.	584,153	2,067,798

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Onex Corp.	53,857	$3,813,276
Open Text Corp.	242,079	6,553,306
Orla Mining Ltd.(a)(b)	122,897	1,353,240
Osisko Gold Royalties Ltd.	177,256	4,248,178
Pan American Silver Corp.	306,532	7,717,776
Paramount Resources Ltd., Class A	77,154	875,860
Parex Resources Inc.	75,324	606,482
Parkland Corp.	140,782	3,546,612
Pason Systems Inc.	77,944	620,793
Pembina Pipeline Corp.	478,772	18,302,107
Peyto Exploration & Development Corp.	230,881	2,890,618
Power Corp. of Canada	456,654	17,284,351
PrairieSky Royalty Ltd.	180,048	3,031,274
Premium Brands Holdings Corp., Class A	33,512	1,905,560
Prinmaris REIT	114,333	1,192,593
Propel Holdings Inc.	30,408	595,984
Quebecor Inc., Class B	151,103	4,145,303
RB Global Inc.	151,120	15,229,292
Restaurant Brands International Inc.	237,863	15,326,687
Richelieu Hardware Ltd.	49,068	1,160,676
RioCan REIT	117,664	1,469,733
Rogers Communications Inc., Class B, NVS	295,119	7,693,730
Royal Bank of Canada	1,142,861	137,174,822
Russel Metals Inc.	62,952	1,826,549
Sandstorm Gold Ltd.	260,432	2,265,037
Saputo Inc.	222,915	4,349,640
Seabridge Gold Inc.(a)	117,291	1,457,417
Secure Waste Infrastructure Corp.	215,482	2,052,284
Shopify Inc., Class A(a)	983,976	93,586,924
Sienna Senior Living Inc.	148,045	1,818,078
Silvercorp Metals Inc.	170,275	636,092
Skeena Resources Ltd.(a)(b)	81,262	971,419
SmartCentres Real Estate Investment Trust	113,099	2,091,175
South Bow Corp.	168,967	4,173,311
Spin Master Corp.(c)	28,615	506,045
SSR Mining Inc.(a)	154,229	1,642,305
Stantec Inc.	96,377	8,459,029
Stella-Jones Inc.	56,423	2,766,716
Sun Life Financial Inc.	458,912	27,346,308
Suncor Energy Inc.	1,024,075	36,168,730
Superior Plus Corp.	160,974	808,023
Tamarack Valley Energy Ltd.	720,056	1,864,645
TC Energy Corp.	832,674	42,068,580
Teck Resources Ltd., Class B	372,622	12,663,093
TELUS Corp.	381,046	5,865,223
TerraVest Industries Inc.(b)	10,864	1,132,343
TFI International Inc.	66,185	5,380,352
Thomson Reuters Corp.	125,365	23,327,929
TMX Group Ltd.	252,553	10,235,120
Topaz Energy Corp.	112,935	1,886,619
Torex Gold Resources Inc.(a)	77,959	2,524,931
Toromont Industries Ltd.	67,172	5,683,260
Toronto-Dominion Bank (The)	1,412,407	90,250,205
Tourmaline Oil Corp.	274,865	12,142,230
TransAlta Corp.	214,588	1,913,018
Transcontinental Inc., Class A	71,547	975,688
Veren Inc.	622,928	3,687,141
Vermilion Energy Inc.	225,382	1,360,205
Wesdome Gold Mines Ltd.(a)	148,914	1,831,990
West Fraser Timber Co. Ltd.	40,657	3,010,199
Wheaton Precious Metals Corp.	358,628	29,944,632
Whitecap Resources Inc.(b)	498,549	2,827,980
Security	Shares	Value
Canada (continued)
Winpak Ltd.	44,100	$1,366,249
WSP Global Inc.	103,501	18,345,789
		2,037,049,080
China — 0.0%
Wharf Holdings Ltd. (The)	869,045	2,182,953
Denmark — 2.0%
ALK-Abello A/S(a)	138,268	3,223,095
Alm Brand A/S	787,540	1,866,956
Ambu A/S, Class B	164,034	2,960,897
AP Moller - Maersk A/S, Class A	2,243	3,833,422
AP Moller - Maersk A/S, Class B, NVS	3,709	6,386,469
Bavarian Nordic A/S(a)	79,230	1,883,797
Carlsberg A/S, Class B	74,126	10,099,937
Chemometec A/S	18,265	1,315,957
Coloplast A/S, Class B	102,711	11,623,090
D/S Norden A/S	22,109	602,075
Danske Bank A/S	542,633	19,039,665
Demant A/S(a)	76,950	2,802,279
DFDS A/S(a)	42,268	587,835
DSV A/S	164,879	34,947,704
FLSmidth & Co. A/S	46,617	2,206,953
Genmab A/S(a)	51,425	10,904,085
GN Store Nord A/S(a)	133,358	2,013,473
H Lundbeck A/S	240,791	1,152,308
H Lundbeck A/S, Class A	54,614	225,573
ISS A/S	160,095	4,017,015
Jyske Bank A/S, Registered	45,751	3,752,424
Netcompany Group A/S(a)(b)(c)	45,027	2,032,693
NKT A/S(a)	46,361	3,774,801
Novo Nordisk A/S, Class B	2,605,380	174,199,644
Novonesis (Novozymes) B, Class B	299,532	19,456,797
Orsted A/S(a)(c)	142,118	5,655,297
Pandora A/S	69,833	10,395,541
Ringkjoebing Landbobank A/S	20,468	3,913,400
Rockwool A/S, Class B	73,042	3,334,379
Royal Unibrew A/S	41,408	3,289,890
Schouw & Co. A/S	16,677	1,520,103
Spar Nord Bank A/S(a)	51,941	1,666,463
Svitzer Group A/S, NVS	23,652	991,819
Sydbank A/S	57,899	3,707,872
TORM PLC, Class A	56,272	935,589
Tryg A/S	254,851	6,080,221
Vestas Wind Systems A/S	812,644	10,834,332
Zealand Pharma A/S(a)	59,372	4,199,150
		381,433,000
Finland — 0.7%
Cargotec OYJ, Class B	38,674	1,840,215
Citycon OYJ(b)	47,363	190,189
Elisa OYJ	111,095	5,926,699
Fortum OYJ	359,665	6,030,342
Huhtamaki OYJ	102,976	3,791,339
Kalmar OYJ, Class B	39,272	1,244,175
Kemira OYJ	106,181	2,190,946
Kesko OYJ, Class B	238,305	5,471,202
Kojamo OYJ(a)	109,082	1,269,710
Kone OYJ, Class B	265,768	16,459,493
Konecranes OYJ	55,277	3,703,450
Mandatum OYJ	362,356	2,560,962
Metsa Board OYJ, Class B(b)	139,206	508,234
Metso OYJ	556,455	6,046,275
Neste OYJ	303,588	3,149,219

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Finland (continued)
Nokia OYJ	4,270,479	$21,348,863
Nokian Renkaat OYJ	131,004	1,042,111
Orion OYJ, Class B	102,763	6,434,149
Outokumpu OYJ(b)	328,639	1,264,974
QT Group OYJ(a)	22,874	1,492,573
Sampo OYJ, Class A	1,980,538	19,842,228
Stora Enso OYJ, Class R	430,318	3,996,960
TietoEVRY OYJ	80,503	1,442,214
UPM-Kymmene OYJ	429,999	11,388,997
Valmet OYJ	116,047	3,543,388
Wartsila OYJ Abp	417,485	7,713,591
YIT OYJ(a)	104,274	304,328
		140,196,826
France — 9.1%
Accor SA	165,232	8,141,375
Aeroports de Paris SA	26,862	3,359,005
Air France-KLM, NVS(a)	154,179	1,346,114
Air Liquide SA	465,906	95,733,517
Airbus SE	479,313	81,334,863
Alstom SA(a)	305,594	7,379,839
Alten SA	34,024	2,883,988
Amundi SA(c)	46,901	3,704,766
Aperam SA	35,192	1,023,997
ArcelorMittal SA	399,146	11,803,438
Arkema SA	53,492	4,066,754
AXA SA	1,442,195	68,209,901
BioMerieux	37,282	5,032,337
BNP Paribas SA	820,944	69,558,155
Bollore SE	710,714	4,396,066
Bouygues SA	178,709	7,855,208
Bureau Veritas SA	245,668	7,798,253
Canal+ SA, NVS(a)	565,312	1,284,227
Capgemini SE	125,319	20,007,476
Carrefour SA	494,535	7,627,565
Cie de Saint-Gobain SA	369,085	40,126,179
Cie Generale des Etablissements Michelin SCA	548,797	20,067,169
Coface SA	73,747	1,511,574
Covivio SA/France	46,829	2,625,931
Credit Agricole SA	832,035	15,606,136
Danone SA	518,273	44,595,536
Dassault Aviation SA	15,917	5,739,138
Dassault Systemes SE	523,672	19,625,205
Edenred SE	217,551	6,784,754
Eiffage SA	55,585	7,563,603
Elior Group SA(a)(c)	119,008	360,516
Elis SA	182,264	4,678,548
Engie SA	1,440,327	29,769,158
EssilorLuxottica SA	238,719	68,787,593
Eurazeo SE	32,949	2,409,216
Eurofins Scientific SE	113,141	7,139,915
Euronext NV(c)	70,884	11,848,061
Eutelsat Communications SACA(a)(b)	140,849	575,211
Fnac Darty SA	15,728	547,622
Forvia SE	201,762	1,558,553
Gaztransport Et Technigaz SA	28,501	4,645,742
Gecina SA	37,759	3,876,286
Getlink SE	250,487	4,756,301
Havas NV(a)	722,982	1,202,723
Hermes International SCA	25,889	71,199,409
ICADE	35,147	834,909
ID Logistics Group SACA(a)	550	247,729
Imerys SA	25,301	845,160
Security	Shares	Value
France (continued)
Ipsen SA	35,141	$4,087,007
IPSOS SA	36,249	1,716,197
JCDecaux SE(a)	108,416	1,886,899
Kering SA	58,874	11,978,071
Klepierre SA	182,808	6,691,350
La Francaise des Jeux SAEM(c)	83,334	2,970,369
Legrand SA	213,257	23,436,905
L'Oreal SA	193,666	85,574,353
Louis Hachette Group, NVS(a)	827,346	1,304,468
LVMH Moet Hennessy Louis Vuitton SE	222,256	123,114,115
Nexans SA	27,361	3,005,835
Nexity SA(a)(b)	29,138	305,526
Opmobility	41,178	461,491
Orange SA	1,488,668	21,597,659
Pernod Ricard SA	166,169	18,011,965
Pluxee NV, NVS	86,142	1,937,299
Publicis Groupe SA	183,922	18,713,510
Remy Cointreau SA	34,109	1,849,177
Renault SA	160,658	8,532,736
Rexel SA	163,371	4,539,039
Rubis SCA	92,398	3,007,625
Safran SA	290,943	77,425,649
Sanofi SA	924,239	101,104,195
Sartorius Stedim Biotech	23,743	5,603,132
Schneider Electric SE	441,086	103,057,869
SCOR SE	111,730	3,520,521
SEB SA	22,619	2,133,627
SES SA, Class A	342,966	1,818,405
Societe BIC SA	18,584	1,202,413
Societe Generale SA	586,524	30,580,757
Sodexo SA	72,712	4,615,526
SOITEC(a)	30,132	1,710,152
Sopra Steria Group SACA	12,920	2,649,103
SPIE SA	134,680	6,601,010
STMicroelectronics NV	568,384	12,921,136
Technip Energies NV	120,146	4,099,878
Teleperformance SE	50,177	5,502,161
Thales SA	80,177	22,459,368
TotalEnergies SE	1,740,032	99,103,869
Trigano SA	12,739	1,513,345
Ubisoft Entertainment SA(a)	117,696	1,386,731
Unibail-Rodamco-Westfield, New	97,740	8,274,184
Valeo SE	258,725	2,569,441
Vallourec SACA(a)	159,865	2,954,744
Veolia Environnement SA	552,776	20,189,627
Verallia SA(c)	69,146	2,312,141
Vinci SA	396,086	55,637,138
Virbac SACA	5,301	1,868,959
Vivendi SE	649,376	2,025,053
Wendel SE	27,227	2,677,127
Worldline SA/France(a)(c)	157,795	874,269
		1,725,187,847
Germany — 8.1%
adidas AG	135,921	31,274,272
Aixtron SE	119,388	1,621,157
Allianz SE, Registered	311,895	128,992,507
Aroundtown SA(a)	669,437	2,000,016
Aurubis AG(b)	32,059	2,799,024
Auto1 Group SE(a)(c)	108,589	2,609,126
BASF SE	709,230	36,219,994
Bayer AG, Registered	776,760	20,356,693
Bayerische Motoren Werke AG	230,471	19,547,969

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Bechtle AG	73,534	$3,137,155
Befesa SA(c)	43,508	1,322,952
Beiersdorf AG	77,979	10,987,083
Bilfinger SE	34,129	2,902,668
Brenntag SE	110,294	7,365,858
CANCOM SE	35,024	1,075,389
Carl Zeiss Meditec AG, Bearer(b)	37,800	2,597,900
Ceconomy AG(a)	146,808	521,739
Commerzbank AG	787,470	20,842,391
CompuGroup Medical SE & Co. KGaA, NVS(a)	25,093	625,386
Continental AG	93,963	7,345,524
Covestro AG, NVS(a)	142,067	9,559,876
CTS Eventim AG & Co. KGaA	58,287	6,906,250
Daimler Truck Holding AG	403,444	16,208,959
Delivery Hero SE, Class A(a)(c)	158,587	4,482,071
Dermapharm Holding SE	21,386	934,259
Deutsche Bank AG, Registered	1,514,368	39,707,246
Deutsche Boerse AG	152,281	49,048,774
Deutsche Lufthansa AG, Registered	485,054	3,485,425
Deutsche Pfandbriefbank AG(a)(c)	137,733	844,769
Deutsche Post AG, Registered	771,327	32,957,258
Deutsche Telekom AG, Registered	2,815,002	101,107,930
Duerr AG	47,550	1,125,691
E.ON SE	1,825,940	31,934,943
Eckert & Ziegler SE	15,477	1,057,968
Evonik Industries AG	169,409	3,807,102
Evotec SE(a)(b)	172,133	1,440,829
Fielmann Group AG	26,626	1,513,019
flatexDEGIRO AG	83,179	2,189,008
Fraport AG Frankfurt Airport Services Worldwide(a)	38,646	2,561,131
Freenet AG(b)	96,320	4,005,285
Fresenius Medical Care AG	167,300	8,511,483
Fresenius SE & Co. KGaA(a)	334,654	15,895,033
GEA Group AG	141,932	9,259,599
Gerresheimer AG	28,802	1,954,149
Grand City Properties SA(a)	58,902	703,008
Grenke AG	32,464	497,629
Hamborner REIT AG	176,996	1,257,917
Hannover Rueck SE	46,368	14,884,109
Heidelberg Materials AG	109,726	21,935,706
HelloFresh SE(a)	142,505	1,483,877
Henkel AG & Co. KGaA	95,558	6,744,496
Hensoldt AG	58,545	4,535,410
Hugo Boss AG	53,107	2,215,056
Hypoport SE(a)	3,449	801,876
Infineon Technologies AG	1,039,153	34,419,912
Jenoptik AG	62,415	1,246,104
K+S AG, Registered	207,976	3,627,493
KION Group AG	83,739	3,563,592
Knorr-Bremse AG	57,477	5,700,381
Kontron AG	47,681	1,158,652
Krones AG	18,464	2,698,848
Lanxess AG	85,419	2,564,619
LEG Immobilien SE	61,020	5,172,616
Mercedes-Benz Group AG	580,204	34,689,706
Merck KGaA	100,625	14,009,021
MTU Aero Engines AG	44,029	15,238,679
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	107,477	73,579,774
Nagarro SE(a)	10,814	770,943
Nemetschek SE	54,484	7,240,093
Nordex SE(a)	146,285	2,738,943
Security	Shares	Value
Germany (continued)
Norma Group SE	28,111	$353,301
Patrizia SE	29,262	245,418
Pfeiffer Vacuum Technology AG	7,467	1,315,535
ProSiebenSat.1 Media SE	144,959	1,011,627
Puma SE	85,364	2,204,171
Qiagen NV	175,428	7,528,611
Rational AG	3,695	3,170,436
Redcare Pharmacy NV(a)(b)(c)	17,956	2,683,265
RENK Group AG	49,015	2,952,866
Rheinmetall AG	35,953	61,229,838
RWE AG	506,019	19,650,816
SAP SE	846,168	247,579,206
Scout24 SE(c)	69,967	8,338,440
Siemens AG, Registered	615,030	141,617,682
Siemens Energy AG(a)	521,268	40,233,374
Siemens Healthineers AG(c)	224,273	12,089,963
Siltronic AG(b)	21,885	889,858
Sixt SE	22,182	2,108,915
Stabilus SE	22,610	627,161
Stroeer SE & Co. KGaA	42,390	2,531,167
Suedzucker AG	88,952	1,197,643
Symrise AG, Class A	107,778	12,430,193
TAG Immobilien AG(a)	168,478	2,742,980
Talanx AG(a)	50,611	5,808,529
TeamViewer SE(a)(c)	158,508	2,435,115
thyssenkrupp AG	412,614	4,731,965
United Internet AG, Registered(d)	96,239	2,182,393
Verbio SE(b)	30,392	358,699
Vonovia SE	600,258	19,910,615
Wacker Chemie AG(b)	21,940	1,658,567
Zalando SE(a)(c)	183,554	6,702,709
		1,536,642,378
Hong Kong — 1.6%
AIA Group Ltd.	8,852,200	66,328,753
ASMPT Ltd.	288,400	1,940,204
Bank of East Asia Ltd. (The)	1,391,200	1,915,779
BOC Hong Kong Holdings Ltd.	3,263,500	13,538,239
Cafe de Coral Holdings Ltd.(b)	678,000	623,078
CITIC Telecom International Holdings Ltd.	2,931,000	891,633
CK Asset Holdings Ltd.	1,602,500	6,546,793
CK Hutchison Holdings Ltd.	2,096,500	11,822,326
CK Infrastructure Holdings Ltd.	634,000	4,272,938
CLP Holdings Ltd.	1,282,000	10,931,153
Dah Sing Financial Holdings Ltd.	222,400	812,028
ESR Group Ltd.(c)	1,788,800	2,850,788
First Pacific Co. Ltd.	1,486,000	999,881
Futu Holdings Ltd., ADR	51,015	4,709,195
Galaxy Entertainment Group Ltd.	1,698,000	6,132,492
Hang Lung Properties Ltd.	2,038,000	1,671,448
Hang Seng Bank Ltd.	616,400	8,604,194
Health and Happiness H&H International Holdings Ltd.	279,500	318,203
Henderson Land Development Co. Ltd.	1,436,572	4,074,031
HKBN Ltd.	1,014,000	662,845
HKT Trust & HKT Ltd., Class SS	3,203,000	4,557,803
Hong Kong & China Gas Co. Ltd.	9,215,482	8,291,847
Hong Kong Exchanges & Clearing Ltd.	978,900	42,767,832
Hongkong Land Holdings Ltd.	934,600	4,573,932
Hysan Development Co. Ltd.	536,000	873,731
Jardine Matheson Holdings Ltd.	140,400	6,238,682
Johnson Electric Holdings Ltd.(b)	722,500	1,316,249
Kerry Logistics Network Ltd.	282,898	228,181

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Kerry Properties Ltd.(b)	706,000	$1,657,993
Link REIT	2,231,100	10,445,687
Luk Fook Holdings International Ltd.	414,000	903,394
Man Wah Holdings Ltd.(b)	1,659,600	881,977
Melco International Development Ltd.(a)(b)	1,082,000	448,274
Melco Resorts & Entertainment Ltd., ADR(a)	230,720	1,188,208
MTR Corp. Ltd.(b)	1,180,500	4,075,471
New World Development Co. Ltd.(a)	1,400,000	857,334
NWS Holdings Ltd.	1,364,000	1,291,728
Pacific Basin Shipping Ltd.(b)	6,067,000	1,360,351
PCCW Ltd.	5,184,000	3,455,936
Power Assets Holdings Ltd.	1,085,500	7,178,624
Sands China Ltd.(a)	2,002,400	3,586,196
Sino Land Co. Ltd.	3,020,000	3,103,654
SITC International Holdings Co. Ltd.	1,255,000	3,471,008
SJM Holdings Ltd.(a)(b)	2,915,000	813,209
Sun Hung Kai Properties Ltd.	1,081,500	10,259,554
Swire Pacific Ltd., Class A(b)	259,000	2,239,744
Techtronic Industries Co. Ltd.	1,061,500	10,682,917
United Laboratories International Holdings Ltd. (The)(b)	900,000	1,612,859
Vitasoy International Holdings Ltd.(b)	628,000	809,125
Vobile Group Ltd.(a)(b)	1,524,000	640,188
VTech Holdings Ltd.(b)	253,800	1,705,069
WH Group Ltd.(c)	6,752,500	6,038,135
Wharf Real Estate Investment Co. Ltd.	1,485,000	3,551,451
Xinyi Glass Holdings Ltd.(b)	1,718,000	1,608,532
Yue Yuen Industrial Holdings Ltd.	687,000	986,324
		303,347,200
Ireland — 0.3%
AIB Group PLC	1,600,996	10,760,391
Bank of Ireland Group PLC	828,108	9,723,194
Cairn Homes PLC	669,152	1,474,160
Glanbia PLC	211,898	2,743,060
Glenveagh Properties PLC(a)(c)	640,507	1,200,470
Kerry Group PLC, Class A	124,663	13,197,041
Kingspan Group PLC	123,805	10,447,213
		49,545,529
Israel — 1.1%
Airport City Ltd.(a)	102,179	1,518,765
Alony Hetz Properties & Investments Ltd.	206,776	1,727,101
Amot Investments Ltd.	342,036	1,809,900
Azrieli Group Ltd.	44,916	3,270,081
Bank Hapoalim BM	1,023,356	15,011,191
Bank Leumi Le-Israel BM	1,223,582	17,376,123
Bet Shemesh Engines Holdings 1997 Ltd.(a)	6,153	821,741
Bezeq The Israeli Telecommunication Corp. Ltd.	1,897,682	2,885,685
Big Shopping Centers Ltd.(a)(b)	19,769	2,886,499
Camtek Ltd./Israel(b)	34,838	2,313,403
Cellebrite DI Ltd.(a)	92,775	1,836,017
Check Point Software Technologies Ltd.(a)(b)	75,572	16,592,588
Clal Insurance Enterprises Holdings Ltd.	43,737	1,200,061
CyberArk Software Ltd.(a)	38,510	13,561,682
Delek Group Ltd.	12,101	1,930,528
El Al Israel Airlines(a)	205,835	629,138
Elbit Systems Ltd.	25,049	9,630,841
Electra Ltd./Israel	3,225	1,705,986
Energix-Renewable Energies Ltd.	514,187	1,522,822
Enlight Renewable Energy Ltd.(a)	153,072	2,479,286
First International Bank Of Israel Ltd. (The)	62,351	3,424,589
Fiverr International Ltd.(a)(b)	31,711	807,045
Security	Shares	Value
Israel (continued)
G City Ltd.	228,004	$790,136
Gav-Yam Lands Corp. Ltd.	1	9
Global-e Online Ltd.(a)	94,577	3,396,260
Harel Insurance Investments & Financial Services Ltd.	132,709	2,205,883
ICL Group Ltd.	653,026	4,359,226
Inmode Ltd.(a)(b)	65,364	921,632
Isracard Ltd.	347,850	1,638,114
Israel Discount Bank Ltd., Class A	1,127,117	8,418,980
Kornit Digital Ltd.(a)	46,381	875,673
Melisron Ltd.	31,746	2,700,863
Mivne Real Estate KD Ltd.	769,784	2,246,058
Mizrahi Tefahot Bank Ltd.	143,156	7,249,060
Monday.com Ltd.(a)(b)	30,859	8,671,070
Next Vision Stabilized Systems Ltd., NVS	49,901	1,314,488
Nice Ltd.(a)	51,519	8,048,503
Nova Ltd.(a)	27,425	5,295,024
Oddity Tech Ltd., Class A, NVS(a)(b)	32,142	1,974,805
Paz Retail & Energy Ltd.	12,261	1,731,198
Phoenix Financial Ltd.	123,321	2,428,566
Radware Ltd.(a)	46,038	1,098,467
Reit 1 Ltd.	309,296	1,606,379
Shapir Engineering and Industry Ltd.(b)	252,338	1,760,226
Shikun & Binui Ltd.(a)(b)	420,916	1,378,904
Shufersal Ltd.	250,613	2,346,455
Strauss Group Ltd.	81,771	1,850,696
Tel Aviv Stock Exchange Ltd.	68,043	836,608
Teva Pharmaceutical Industries Ltd., ADR(a)	947,061	14,688,916
Tower Semiconductor Ltd.(a)	93,266	3,408,754
Wix.com Ltd.(a)	46,291	7,850,491
ZIM Integrated Shipping Services Ltd.	94,044	1,443,575
		207,476,091
Italy — 2.7%
A2A SpA	1,421,180	3,614,444
ACEA SpA	40,860	959,909
Amplifon SpA	121,305	2,321,650
Ascopiave SpA	48,700	182,252
Azimut Holding SpA	98,586	2,739,619
Banca Generali SpA	46,497	2,758,561
Banca Monte dei Paschi di Siena SpA	730,339	6,176,314
Banca Popolare di Sondrio SpA	365,511	4,580,174
Banco BPM SpA	1,067,147	11,912,047
BFF Bank SpA(c)	186,148	1,763,530
BPER Banca SpA	801,418	6,509,184
Brembo NV	149,977	1,402,389
Brunello Cucinelli SpA	27,940	3,154,417
Buzzi SpA	68,325	3,580,437
Carel Industries SpA(b)(c)	44,560	891,474
Davide Campari-Milano NV	565,749	3,796,311
De' Longhi SpA	76,316	2,361,736
DiaSorin SpA	23,875	2,728,356
Enav SpA(c)	245,057	1,085,156
Enel SpA	6,508,939	56,425,817
Eni SpA	1,755,917	25,147,432
ERG SpA	37,936	776,086
Ferrari NV	102,092	46,735,752
FinecoBank Banca Fineco SpA	468,309	9,371,296
Generali	785,494	28,708,027
Hera SpA	662,766	3,137,684
Infrastrutture Wireless Italiane SpA(c)	220,077	2,628,191
Interpump Group SpA	52,962	1,816,479
Intesa Sanpaolo SpA	12,133,883	64,774,126

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Italy (continued)
Iren SpA	443,428	$1,265,956
Italgas SpA	502,937	4,132,139
Iveco Group NV	188,883	3,017,612
Leonardo SpA	326,870	16,993,423
Lottomatica Group SpA	122,679	2,796,322
Maire SpA	119,683	1,292,643
Mediobanca Banca di Credito Finanziario SpA	413,255	8,452,726
MFE-MediaForEurope NV, Class A	179,645	653,419
MFE-MediaForEurope NV, Class B, NVS	74,755	363,820
Moncler SpA	185,812	11,468,479
Nexi SpA(a)(c)	476,254	2,781,828
Pirelli & C SpA(c)	320,579	1,981,979
Poste Italiane SpA(c)	414,743	8,418,121
Prysmian SpA	223,893	12,298,937
Recordati Industria Chimica e Farmaceutica SpA	98,312	5,801,226
Reply SpA	16,844	3,007,149
Saipem SpA(a)	1,177,355	2,719,654
Salvatore Ferragamo SpA(b)	147,579	924,638
Snam SpA	1,592,444	9,139,800
SOL SpA	33,111	1,509,770
Stellantis NV	1,651,930	15,371,915
Tamburi Investment Partners SpA	111,370	953,389
Technogym SpA(c)	185,305	2,503,996
Technoprobe SpA(a)(b)	169,061	1,086,189
Telecom Italia SpA/Milano(a)	10,254,301	4,061,055
Tenaris SA, NVS	372,367	6,209,196
Terna - Rete Elettrica Nazionale	1,146,138	11,396,977
UniCredit SpA	1,148,321	66,810,303
Unipol Gruppo SpA	334,325	5,996,691
Webuild SpA	411,492	1,492,919
		516,941,121
Japan — 21.2%
77 Bank Ltd. (The)	46,700	1,463,616
ABC-Mart Inc.	110,700	2,058,796
Activia Properties Inc.	346	829,658
ADEKA Corp.	45,400	818,422
Advance Residence Investment Corp.	2,521	2,597,655
Advantest Corp.	629,200	26,323,172
Aeon Co. Ltd.	572,500	16,929,497
AEON Financial Service Co. Ltd.	125,400	1,037,677
Aeon Mall Co. Ltd.	74,200	1,423,721
AEON REIT Investment Corp.	1,050	918,939
AGC Inc.	155,000	4,839,393
Ai Holdings Corp.	93,600	1,385,110
Aica Kogyo Co. Ltd.	30,900	716,395
Aiful Corp.	688,300	1,719,591
Ain Holdings Inc.	21,300	820,995
Air Water Inc.	156,400	2,132,733
Aisin Corp.	384,400	4,882,386
Ajinomoto Co. Inc.	719,600	14,718,751
Alfresa Holdings Corp.	166,500	2,513,506
Alps Alpine Co. Ltd.	142,800	1,450,597
Amada Co. Ltd.	262,900	2,632,425
Amano Corp.	53,700	1,563,537
ANA Holdings Inc.	155,600	2,988,987
Anritsu Corp.	122,400	1,223,561
Anycolor Inc.	16,500	425,432
Aozora Bank Ltd.	108,400	1,496,682
Appier Group Inc.	25,400	224,105
Arcs Co. Ltd.	24,100	484,861
ARE Holdings Inc.	137,900	1,713,281
Ariake Japan Co. Ltd.	19,100	802,519
Security	Shares	Value
Japan (continued)
Artience Co. Ltd.	33,100	$683,075
As One Corp.	44,200	700,510
Asahi Group Holdings Ltd.	1,182,100	16,339,328
Asahi Intecc Co. Ltd.	166,600	2,561,441
Asahi Kasei Corp.	1,068,500	7,446,100
Asics Corp.	568,200	12,212,915
Astellas Pharma Inc.	1,570,500	15,727,215
Atom Corp.(a)(b)	157,700	722,353
Autobacs Seven Co. Ltd.	99,700	1,034,635
Awa Bank Ltd. (The)	20,200	388,357
Azbil Corp.	294,600	2,536,886
Bandai Namco Holdings Inc.	517,900	17,998,328
BayCurrent Inc.	125,300	6,751,611
Bic Camera Inc.	95,200	1,020,885
BIPROGY Inc.	54,200	1,770,072
BML Inc.	24,900	519,372
Bridgestone Corp.	487,700	20,393,250
Brother Industries Ltd.	170,900	3,003,323
Calbee Inc.	60,400	1,214,933
Canon Inc.	788,100	24,320,550
Canon Marketing Japan Inc.	41,800	1,479,714
Capcom Co. Ltd.	258,100	7,472,126
Casio Computer Co. Ltd.	142,300	1,112,868
Central Glass Co. Ltd.	24,900	520,960
Central Japan Railway Co.	665,900	14,013,103
Change Holdings Inc.(b)	53,100	504,172
Chiba Bank Ltd. (The)	361,300	3,212,491
Chiyoda Corp.(a)(b)	218,300	522,203
Chubu Electric Power Co. Inc.	555,700	7,215,943
Chudenko Corp.	16,900	415,572
Chugai Pharmaceutical Co. Ltd.	568,000	32,722,202
Chugin Financial Group Inc., NVS	134,200	1,507,618
Chugoku Electric Power Co. Inc. (The)	222,400	1,182,294
Citizen Watch Co. Ltd.	167,300	967,754
CKD Corp.	44,700	651,555
Coca-Cola Bottlers Japan Holdings Inc.	152,500	2,864,987
Colowide Co. Ltd.(b)	60,800	765,836
Comforia Residential REIT Inc.(b)	504	979,785
COMSYS Holdings Corp.	62,700	1,389,687
Concordia Financial Group Ltd.	850,800	5,502,935
Cosmo Energy Holdings Co. Ltd.	46,300	1,900,247
Cosmos Pharmaceutical Corp.	29,900	1,923,754
Cover Corp.(a)	21,300	326,573
CRE Logistics REIT Inc.	1,067	1,070,954
Create Restaurants Holdings Inc.	145,100	1,414,513
Create SD Holdings Co. Ltd.	17,500	372,863
Credit Saison Co. Ltd.	114,400	2,671,575
CyberAgent Inc.	336,500	2,880,448
Dai Nippon Printing Co. Ltd.	333,000	4,641,596
Daicel Corp.	196,900	1,676,045
Daido Steel Co. Ltd.	85,400	643,482
Daifuku Co. Ltd.	245,800	6,502,507
Daihen Corp.	20,400	900,139
Dai-ichi Life Holdings Inc.	3,060,400	22,097,454
Daiichi Sankyo Co. Ltd.	1,429,500	36,567,482
Daiichikosho Co. Ltd.	46,600	544,983
Daikin Industries Ltd.	211,700	24,117,547
Daio Paper Corp.	99,200	632,897
Daiseki Co. Ltd.	29,460	750,812
Daishi Hokuetsu Financial Group Inc.	57,600	1,261,093
Daito Trust Construction Co. Ltd.	40,100	4,464,615
Daiwa House Industry Co. Ltd.	492,200	17,809,235

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Daiwa House REIT Investment Corp.	1,842	$3,085,300
Daiwa Office Investment Corp.	376	805,578
Daiwa Securities Group Inc.	1,154,000	7,588,616
Daiwa Securities Living Investments Corp.	1,445	912,352
Daiwabo Holdings Co. Ltd.	118,300	2,003,176
DCM Holdings Co. Ltd.	108,500	1,031,680
DeNA Co. Ltd.(a)(b)	64,800	1,751,911
Denka Co. Ltd.	52,200	712,370
Denso Corp.	1,567,800	20,243,323
Dentsu Group Inc.	159,400	3,341,999
Dentsu Soken Inc.	24,200	1,059,767
Dexerials Corp.	155,000	1,821,104
DIC Corp.	44,500	868,413
Digital Arts Inc.	15,000	742,400
Digital Garage Inc.	29,900	939,969
Dip Corp.	21,900	318,218
Disco Corp.	73,000	14,124,001
DMG Mori Co. Ltd.	132,200	2,297,862
Dowa Holdings Co. Ltd.	34,500	1,106,918
DTS Corp.	41,700	1,186,026
Duskin Co. Ltd.	30,400	799,086
Earth Corp.	19,000	684,187
East Japan Railway Co.	755,800	16,383,380
Ebara Corp.	361,400	5,428,872
EDION Corp.	88,100	1,175,689
eGuarantee Inc.	21,900	271,652
Eiken Chemical Co. Ltd.	38,200	593,873
Eisai Co. Ltd.	189,100	5,465,740
Elecom Co. Ltd.	99,200	1,163,949
Electric Power Development Co. Ltd.	143,000	2,510,429
en Japan Inc.	18,500	212,425
ENEOS Holdings Inc.	2,386,900	11,491,082
EXEO Group Inc.	151,400	1,767,919
Ezaki Glico Co. Ltd.	42,200	1,392,277
FANUC Corp.	765,200	19,420,516
Fast Retailing Co. Ltd.	157,500	51,808,802
FCC Co. Ltd.	48,500	995,137
Ferrotec Holdings Corp.	44,500	768,265
Food & Life Companies Ltd.	104,500	3,867,044
FP Corp.	30,500	657,707
Freee KK(a)	35,400	1,000,226
Frontier Real Estate Investment Corp.	1,670	927,104
Fuji Corp./Aichi	43,400	645,402
Fuji Electric Co. Ltd.	123,500	5,491,641
Fuji Kyuko Co. Ltd.	14,900	217,428
Fuji Media Holdings Inc.	39,600	820,012
Fuji Oil Holdings Inc.	26,800	587,948
Fuji Seal International Inc.	38,600	689,204
Fuji Soft Inc.	16,371	1,124,251
FUJIFILM Holdings Corp.	906,900	18,575,461
Fujikura Ltd.	210,300	7,824,606
Fujimi Inc.	40,500	530,115
Fujitec Co. Ltd.	57,900	2,268,421
Fujitsu General Ltd.	56,700	1,113,020
Fujitsu Ltd.	1,425,100	31,659,243
Fukuoka Financial Group Inc.	148,600	3,926,051
Fukuoka REIT Corp.	544	595,211
Fukuyama Transporting Co. Ltd.	12,300	305,175
Funai Soken Holdings Inc.	27,500	439,638
Furukawa Electric Co. Ltd.	60,300	1,904,370
Fuso Chemical Co. Ltd.	18,600	451,334
Future Corp.	42,800	539,672
Security	Shares	Value
Japan (continued)
Fuyo General Lease Co. Ltd.	26,400	$736,678
GENDA Inc.(a)(b)	20,000	153,286
Global One Real Estate Investment Corp.	828	691,379
Glory Ltd.	27,100	477,168
GLP J-REIT	3,276	2,825,702
GMO internet group Inc.	53,600	1,260,417
GMO Payment Gateway Inc.	32,800	2,054,372
GNI Group Ltd.(a)(b)	51,500	852,590
Goldwin Inc.	26,900	1,542,238
Gree Inc.	88,700	333,063
GS Yuasa Corp.	60,200	1,057,406
GungHo Online Entertainment Inc.	44,500	941,645
Gunma Bank Ltd. (The)	322,900	2,692,907
H.U. Group Holdings Inc.	35,800	702,448
H2O Retailing Corp.	71,400	976,589
Hachijuni Bank Ltd. (The)	347,600	2,623,681
Hakuhodo DY Holdings Inc.	182,200	1,369,855
Hamakyorex Co. Ltd.	59,600	556,566
Hamamatsu Photonics KK	235,500	2,177,692
Hankyu Hanshin Holdings Inc.	180,500	5,148,253
Hankyu Hanshin REIT Inc.	660	666,885
Hanwa Co. Ltd.	25,300	838,818
Harmonic Drive Systems Inc.	62,000	1,457,474
Haseko Corp.	191,100	2,729,408
Hazama Ando Corp.	103,600	1,031,815
Heiwa Corp.	56,800	884,139
Heiwa Real Estate Co. Ltd.	18,400	606,350
Heiwa Real Estate REIT Inc.	823	757,971
Heiwado Co. Ltd.	20,600	383,533
Hikari Tsushin Inc.	11,800	3,273,055
Hino Motors Ltd.(a)	261,900	832,807
Hioki EE Corp	11,900	474,487
Hirogin Holdings Inc.	322,000	2,676,451
Hirose Electric Co. Ltd.	16,205	1,833,003
HIS Co. Ltd.	39,900	475,528
Hisamitsu Pharmaceutical Co. Inc.	42,500	1,289,576
Hitachi Construction Machinery Co. Ltd.	71,900	2,148,723
Hitachi Ltd.	3,764,600	93,044,018
Hogy Medical Co. Ltd.	18,600	532,367
Hokkaido Electric Power Co. Inc.	129,000	612,897
Hokuetsu Corp.(b)	152,500	1,167,139
Hokuhoku Financial Group Inc.	75,400	1,352,242
Hokuriku Electric Power Co.	106,900	549,373
Honda Motor Co. Ltd.	3,672,100	37,362,662
Horiba Ltd.	24,500	1,674,620
Hoshino Resorts REIT Inc.	535	823,030
Hoshizaki Corp.	79,700	3,388,533
Hosiden Corp.	104,000	1,396,324
House Foods Group Inc.	58,200	1,141,154
Hoya Corp.	291,200	34,264,363
Hulic Co. Ltd.	295,500	3,090,015
Hulic REIT Inc.	633	647,932
Ibiden Co. Ltd.	90,900	2,519,858
Ichibanya Co. Ltd.	116,600	775,416
Ichigo Inc.	167,300	451,175
Ichigo Office REIT Investment Corp.	988	576,880
Idec Corp./Japan	33,200	531,901
Idemitsu Kosan Co. Ltd.	786,600	4,874,570
IHI Corp.	128,200	10,042,181
Iida Group Holdings Co. Ltd.	73,000	1,155,502
Inaba Denki Sangyo Co. Ltd.	33,300	877,228
Inabata & Co. Ltd.	28,700	615,834

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Industrial & Infrastructure Fund Investment Corp.	2,246	$1,837,375
Infomart Corp.	208,700	556,277
Infroneer Holdings Inc.	192,652	1,643,188
Inpex Corp.	742,300	9,285,796
Internet Initiative Japan Inc.	131,700	2,442,163
Invincible Investment Corp.	7,754	3,204,789
Isetan Mitsukoshi Holdings Ltd.	291,700	3,749,649
Isuzu Motors Ltd.	455,700	6,128,451
Ito En Ltd.	40,600	971,325
ITOCHU Corp.	956,000	48,892,646
Itoham Yonekyu Holdings Inc.	43,880	1,375,214
Iwatani Corp.	161,000	1,541,556
Iyogin Holdings Inc., NVS	216,200	2,507,749
Izumi Co. Ltd.	19,400	446,645
J Front Retailing Co. Ltd.	255,700	3,129,806
JAFCO Group Co. Ltd.	39,300	661,774
Japan Airlines Co. Ltd.	145,400	2,634,271
Japan Airport Terminal Co. Ltd.	42,700	1,228,178
Japan Aviation Electronics Industry Ltd.	39,100	626,345
Japan Elevator Service Holdings Co. Ltd.	56,800	1,227,969
Japan Excellent Inc.	602	543,913
Japan Exchange Group Inc.	799,200	8,891,709
Japan Hotel REIT Investment Corp.	5,858	2,896,840
Japan Lifeline Co. Ltd.	65,700	703,451
Japan Logistics Fund Inc.	2,024	1,323,633
Japan Material Co. Ltd.	134,400	1,126,705
Japan Metropolitan Fund Invest	6,774	4,513,376
Japan Petroleum Exploration Co. Ltd.	177,800	1,276,309
Japan Post Bank Co. Ltd.	1,445,800	14,865,634
Japan Post Holdings Co. Ltd.	1,667,200	16,205,622
Japan Post Insurance Co. Ltd.	150,500	3,025,525
Japan Prime Realty Investment Corp.	484	1,195,320
Japan Real Estate Investment Corp.	5,707	4,529,148
Japan Securities Finance Co. Ltd.	94,300	1,128,370
Japan Steel Works Ltd. (The)	48,500	1,998,450
Japan Tobacco Inc.	1,004,900	30,958,996
JCU Corp.	21,300	470,368
Jeol Ltd.	33,900	1,090,266
JFE Holdings Inc.	400,200	4,660,736
JGC Holdings Corp.	189,300	1,514,004
JINS Holdings Inc.	15,700	984,600
JMDC Inc.(a)	27,700	624,960
Joyful Honda Co. Ltd.	114,900	1,630,307
JTEKT Corp.	188,500	1,455,798
Justsystems Corp.(b)	29,100	696,444
JVCKenwood Corp.	142,800	1,065,727
Kadokawa Corp.	102,200	2,748,450
Kagome Co. Ltd.	64,600	1,329,632
Kajima Corp.	323,200	7,717,254
Kakaku.com Inc.	140,800	2,490,170
Kaken Pharmaceutical Co. Ltd.	34,500	982,276
Kamigumi Co. Ltd.	112,800	2,761,291
Kanadevia Corp.	129,700	831,890
Kanamoto Co. Ltd.	28,700	643,513
Kandenko Co. Ltd.	136,800	2,711,728
Kaneka Corp.	16,100	393,472
Kanematsu Corp.	122,300	2,123,927
Kansai Electric Power Co. Inc. (The)	767,800	9,459,631
Kansai Paint Co. Ltd.	156,200	2,354,448
Kao Corp.	367,200	15,724,064
Kasumigaseki Capital Co. Ltd.(b)	6,500	560,971
Katitas Co. Ltd.	25,100	363,676
Security	Shares	Value
Japan (continued)
Kato Sangyo Co. Ltd.	12,200	$426,819
Kawasaki Heavy Industries Ltd.	134,700	8,035,079
Kawasaki Kisen Kaisha Ltd.	327,800	4,495,549
KDDI Corp.	2,508,400	44,457,897
KDX Realty Investment Corp.	3,249	3,383,402
Keihan Holdings Co. Ltd.	72,000	1,763,413
Keikyu Corp.	163,700	1,703,570
Keio Corp.	73,500	1,999,348
Keisei Electric Railway Co. Ltd.	367,500	3,808,001
Kewpie Corp.	74,000	1,683,154
Keyence Corp.	158,400	66,225,695
KH Neochem Co. Ltd.	20,700	366,859
Kikkoman Corp.	576,300	5,641,500
Kinden Corp.	146,100	3,781,688
Kintetsu Group Holdings Co. Ltd.	145,800	3,139,436
Kirin Holdings Co. Ltd.	683,800	10,343,624
Kissei Pharmaceutical Co. Ltd.	28,900	758,452
Kitz Corp.	141,800	1,081,454
Kiyo Bank Ltd. (The)	111,300	1,891,717
Kobayashi Pharmaceutical Co. Ltd.	34,700	1,323,802
Kobe Bussan Co. Ltd.	120,200	3,673,327
Kobe Steel Ltd.	283,700	3,327,200
Koei Tecmo Holdings Co. Ltd.	137,180	2,353,368
Kohnan Shoji Co. Ltd.	21,900	577,039
Koito Manufacturing Co. Ltd.	125,300	1,517,702
Kokusai Electric Corp., NVS	127,100	2,346,920
Kokuyo Co. Ltd.	105,900	2,170,141
Komatsu Ltd.	750,200	21,695,457
KOMEDA Holdings Co. Ltd.	69,500	1,404,867
Komeri Co. Ltd.	22,800	485,862
Konami Group Corp.	79,000	11,282,458
Konica Minolta Inc.(a)	368,000	1,129,505
Kose Corp.	26,400	1,138,656
Kotobuki Spirits Co. Ltd.	86,300	1,284,521
K's Holdings Corp.	97,100	929,929
Kubota Corp.	847,100	9,843,631
Kumagai Gumi Co. Ltd.	24,700	736,069
Kura Sushi Inc.(b)	19,400	432,740
Kuraray Co. Ltd.	192,100	2,244,013
Kureha Corp.	31,500	551,355
Kurita Water Industries Ltd.	66,400	2,198,348
Kusuri no Aoki Holdings Co. Ltd.	39,000	928,820
Kyocera Corp.	1,068,300	12,661,200
Kyorin Pharmaceutical Co. Ltd.	40,600	419,778
Kyoritsu Maintenance Co. Ltd.	57,000	1,209,765
Kyoto Financial Group Inc.	160,300	2,751,471
Kyowa Kirin Co. Ltd.	184,000	2,873,087
Kyudenko Corp.	34,100	1,145,386
Kyushu Electric Power Co. Inc.	318,000	2,834,276
Kyushu Financial Group Inc.	346,600	1,749,630
Kyushu Railway Co.	105,700	2,735,656
LaSalle Logiport REIT	1,301	1,241,085
Lasertec Corp.	60,700	5,643,299
Leopalace21 Corp.	242,100	991,823
Lintec Corp.	22,600	432,310
Lion Corp.	225,500	2,763,946
Lixil Corp.	197,400	2,326,085
LY Corp.	2,400,400	9,078,362
M&A Capital Partners Co. Ltd.	10,900	209,738
M3 Inc.(a)	341,900	4,284,892
Mabuchi Motor Co. Ltd.	127,500	1,862,670
Macnica Holdings Inc.	150,500	2,092,473

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Makino Milling Machine Co. Ltd.	18,100	$1,427,212
Makita Corp.	176,400	5,158,650
Mani Inc.	63,400	510,552
Marubeni Corp.	1,212,200	21,490,677
Maruha Nichiro Corp.	36,500	834,006
Marui Group Co. Ltd.	159,200	3,168,955
Maruichi Steel Tube Ltd.	50,200	1,185,920
Maruwa Co. Ltd./Aichi	8,200	1,686,137
Maruzen Showa Unyu Co. Ltd.	17,200	723,170
Matsui Securities Co. Ltd.	108,800	561,052
MatsukiyoCocokara & Co.	289,770	5,319,199
Mazda Motor Corp.	530,700	3,172,955
McDonald's Holdings Co. Japan Ltd.	59,700	2,524,318
Mebuki Financial Group Inc.	769,900	3,761,828
Medipal Holdings Corp.	149,200	2,528,295
Megachips Corp.	19,300	627,950
Megmilk Snow Brand Co. Ltd.(b)	34,700	638,053
Meidensha Corp.	32,800	901,098
MEIJI Holdings Co. Ltd.	165,900	4,078,957
Meiko Electronics Co. Ltd.	21,100	926,868
MEITEC Group Holdings Inc.	51,800	1,063,225
Menicon Co. Ltd.	40,200	397,754
Mercari Inc.(a)	92,500	1,498,986
Metaplanet Inc.(a)(b)	205,600	560,351
Micronics Japan Co. Ltd.	26,400	559,323
Milbon Co. Ltd.	28,200	536,221
Minebea Mitsumi Inc.	305,500	4,477,415
Mirai Corp.	3,061	890,256
Mirait One Corp.	68,400	1,075,660
MISUMI Group Inc.	210,500	2,948,948
Mitani Sekisan Co. Ltd.	6,700	317,876
Mitsubishi Chemical Group Corp.	1,083,300	5,266,523
Mitsubishi Corp.	2,741,600	52,053,607
Mitsubishi Electric Corp.	1,602,500	31,000,994
Mitsubishi Estate Co. Ltd.	900,500	15,818,161
Mitsubishi Estate Logistics REIT Investment Corp.	1,673	1,365,983
Mitsubishi Gas Chemical Co. Inc.	145,400	2,215,381
Mitsubishi HC Capital Inc.	599,430	4,240,450
Mitsubishi Heavy Industries Ltd.	2,671,800	52,668,769
Mitsubishi Logistics Corp.	289,600	1,998,642
Mitsubishi Materials Corp.	143,500	2,263,359
Mitsubishi Motors Corp.	681,200	1,885,842
Mitsubishi UFJ Financial Group Inc.	9,251,900	116,565,811
Mitsui & Co. Ltd.	2,083,400	42,128,682
Mitsui Chemicals Inc.	147,600	3,243,467
Mitsui E&S Co. Ltd.	75,200	959,501
Mitsui Fudosan Co. Ltd.	2,277,200	22,568,524
Mitsui Fudosan Logistics Park Inc.	3,748	2,675,161
Mitsui High-Tec Inc.	170,500	796,398
Mitsui Mining & Smelting Co. Ltd.	38,600	1,049,417
Mitsui OSK Lines Ltd.	303,600	10,111,040
Miura Co. Ltd.	65,600	1,397,308
Mixi Inc.	36,100	802,131
Mizuho Financial Group Inc.	1,967,350	49,188,888
Mizuho Leasing Co. Ltd.	153,200	1,128,778
Mochida Pharmaceutical Co. Ltd.	24,900	539,006
Modec Inc.	30,500	925,608
Monex Group Inc.	148,700	748,460
Money Forward Inc.(a)	37,900	1,135,279
Monogatari Corp. (The)	29,700	774,384
MonotaRO Co. Ltd.	207,000	3,981,204
Mori Hills REIT Investment Corp.	1,132	1,041,981
Security	Shares	Value
Japan (continued)
Mori Trust REIT Inc.	2,421	$1,074,604
Morinaga & Co. Ltd./Japan	63,700	1,135,762
Morinaga Milk Industry Co. Ltd.	48,400	1,150,111
MOS Food Services Inc.	55,300	1,433,449
MS&AD Insurance Group Holdings Inc.	1,080,000	24,548,181
Murata Manufacturing Co. Ltd.	1,416,600	20,181,675
Musashi Seimitsu Industry Co. Ltd.	33,700	579,578
Nabtesco Corp.	65,700	986,095
Nachi-Fujikoshi Corp.	23,300	498,799
Nagase & Co. Ltd.	66,800	1,176,588
Nagawa Co. Ltd.	9,000	387,583
Nagoya Railroad Co. Ltd.	137,400	1,675,619
Nakanishi Inc.	48,200	629,272
Namura Shipbuilding Co. Ltd.	44,000	620,910
Nankai Electric Railway Co. Ltd.	140,200	2,219,780
NEC Corp.	998,500	24,306,304
Nexon Co. Ltd.	300,500	4,714,747
Nextage Co. Ltd.	46,200	575,827
NGK Insulators Ltd.	170,300	2,101,504
NH Foods Ltd.	62,100	2,344,480
NHK Spring Co. Ltd.	197,200	2,191,535
Nichias Corp.	55,800	1,877,216
Nichicon Corp.	39,900	326,393
Nichiha Corp.	21,600	438,145
Nichirei Corp.	220,400	3,023,323
Nidec Corp.	671,200	11,928,111
Nifco Inc./Japan	56,800	1,408,405
Nihon Kohden Corp.	136,500	1,648,860
Nihon M&A Center Holdings Inc.	225,800	920,979
Nihon Parkerizing Co. Ltd.	64,800	539,796
Nikkon Holdings Co. Ltd.	111,100	2,293,225
Nikon Corp.	227,900	2,191,360
Nintendo Co. Ltd.	886,800	73,622,128
Nippn Corp., New	72,800	1,147,479
Nippon Accommodations Fund Inc.	1,794	1,463,494
Nippon Building Fund Inc.	7,165	6,650,619
Nippon Densetsu Kogyo Co. Ltd.	14,800	224,930
Nippon Electric Glass Co. Ltd.	98,300	2,249,177
Nippon Express Holdings Inc.	145,800	2,603,675
Nippon Gas Co. Ltd.	112,800	2,080,571
Nippon Kayaku Co. Ltd.	121,800	1,147,552
Nippon Light Metal Holdings Co. Ltd.	136,170	1,419,699
Nippon Paint Holdings Co. Ltd.	762,600	5,810,072
Nippon Paper Industries Co. Ltd.	103,200	797,899
Nippon Prologis REIT Inc.	1,494	2,470,814
Nippon REIT Investment Corp.	1,426	832,319
Nippon Sanso Holdings Corp.	135,900	4,349,241
Nippon Shinyaku Co. Ltd.	54,700	1,410,406
Nippon Shokubai Co. Ltd.	61,500	720,727
Nippon Soda Co. Ltd.	47,600	893,078
Nippon Steel Corp.	749,200	15,768,941
Nippon Telegraph & Telephone Corp.	24,133,700	25,226,389
Nippon Yusen KK	366,400	11,971,351
Nipro Corp.	143,200	1,268,995
Nishimatsu Construction Co. Ltd.	22,600	840,884
Nishimatsuya Chain Co. Ltd.	46,300	716,465
Nishi-Nippon Financial Holdings Inc.	99,300	1,458,702
Nishi-Nippon Railroad Co. Ltd.	30,400	467,359
Nissan Chemical Corp.	123,800	3,620,980
Nissan Motor Co. Ltd.(a)	1,813,800	4,317,984
Nissha Co. Ltd.	29,700	254,522
Nisshin Oillio Group Ltd. (The)	28,300	976,895

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Nisshin Seifun Group Inc.	185,100	$2,388,105
Nisshinbo Holdings Inc.	79,200	473,434
Nissin Foods Holdings Co. Ltd.	142,700	3,146,366
Nissui Corp.	303,000	1,842,918
Niterra Co. Ltd.	147,200	4,583,343
Nitori Holdings Co. Ltd.	64,100	7,626,921
Nitta Corp.	20,300	521,850
Nitto Boseki Co. Ltd.	20,400	542,178
Nitto Denko Corp.	606,200	10,655,063
Noevir Holdings Co. Ltd.	29,900	864,433
NOF Corp.	159,400	2,399,424
Nojima Corp.	59,400	1,067,995
NOK Corp.	72,100	996,336
Nomura Co. Ltd.	58,000	350,125
Nomura Holdings Inc.	2,515,000	14,017,505
Nomura Real Estate Holdings Inc.	317,000	1,885,340
Nomura Real Estate Master Fund Inc.	3,347	3,332,133
Nomura Research Institute Ltd.	302,100	11,439,751
NS Solutions Corp.	50,600	1,200,474
NSD Co. Ltd.	63,300	1,490,236
NSK Ltd.	335,700	1,466,370
NTN Corp.	538,600	829,507
NTT Data Group Corp.	567,000	11,260,841
NTT UD REIT Investment Corp.	1,233	1,158,183
Nxera Pharma Co. Ltd.(a)(b)	173,000	1,083,966
Obayashi Corp.	562,900	8,733,492
OBIC Business Consultants Co. Ltd.	30,900	1,485,411
Obic Co. Ltd.	246,800	8,640,836
Odakyu Electric Railway Co. Ltd.	228,800	2,526,021
Ogaki Kyoritsu Bank Ltd. (The)	14,000	227,202
Ohsho Food Service Corp.	46,800	1,058,653
Oji Holdings Corp.	614,400	2,900,295
Okamura Corp.	57,800	802,561
Oki Electric Industry Co. Ltd.	90,600	603,420
OKUMA Corp.	29,400	660,516
Okumura Corp.	30,900	958,419
Olympus Corp.	943,000	12,356,121
Omron Corp.	150,100	4,455,709
Ono Pharmaceutical Co. Ltd.	312,600	3,598,316
Open House Group Co. Ltd.	50,300	2,230,398
Open Up Group Inc.	89,500	1,152,883
Oracle Corp./Japan	24,900	2,993,513
Organo Corp.	28,000	1,340,329
Orient Corp.	33,820	185,663
Oriental Land Co. Ltd./Japan	881,900	18,678,197
ORIX Corp.	938,300	18,822,325
Orix JREIT Inc.	1,793	2,258,239
Osaka Gas Co. Ltd.	300,400	7,617,561
OSG Corp.	50,200	596,722
Otsuka Corp.	181,800	4,032,153
Otsuka Holdings Co. Ltd.	349,600	17,043,270
PALTAC Corp.	13,500	374,377
Pan Pacific International Holdings Corp.	307,500	9,467,135
Panasonic Holdings Corp.	1,952,600	22,388,438
Paramount Bed Holdings Co. Ltd.	29,500	475,198
Park24 Co. Ltd.	107,600	1,524,499
Pasona Group Inc.	21,900	339,734
Penta-Ocean Construction Co. Ltd.	196,500	1,127,248
PeptiDream Inc.(a)	87,500	1,191,140
Persol Holdings Co. Ltd.	1,716,100	3,108,324
Pigeon Corp.	95,400	1,155,281
Pilot Corp.	23,600	658,704
Security	Shares	Value
Japan (continued)
PKSHA Technology Inc.(a)(b)	30,300	$602,761
Pola Orbis Holdings Inc.	46,500	426,918
Prestige International Inc.	128,900	605,267
Prima Meat Packers Ltd.	19,800	318,688
Raito Kogyo Co. Ltd.	25,500	474,287
Rakus Co. Ltd.	83,600	1,270,285
Rakuten Bank Ltd., NVS(a)	73,500	3,091,240
Rakuten Group Inc.(a)	1,278,900	7,540,814
Recruit Holdings Co. Ltd.	1,130,900	62,669,109
Relo Group Inc.	58,300	770,334
Renesas Electronics Corp.	1,366,700	16,038,577
Rengo Co. Ltd.	124,200	693,346
Resona Holdings Inc.	1,827,200	14,657,420
Resonac Holdings Corp.	147,800	2,688,180
Resorttrust Inc.	117,400	1,208,222
Ricoh Co. Ltd.	387,600	4,076,820
Riken Keiki Co. Ltd.	30,600	570,681
Rinnai Corp.	66,900	1,498,456
Rohm Co. Ltd.	234,100	2,131,477
Rohto Pharmaceutical Co. Ltd.	147,400	2,465,588
Rorze Corp.	116,300	1,170,536
Round One Corp.	175,200	1,087,530
RS Technologies Co. Ltd.	29,700	552,943
Ryohin Keikaku Co. Ltd.	194,900	6,587,726
Saizeriya Co. Ltd.	26,700	860,704
Sakai Moving Service Co. Ltd.	12,400	212,122
Sakata Seed Corp.	32,700	757,370
Sakura Internet Inc.(b)	21,900	510,337
San-A Co. Ltd.(b)	40,800	810,181
San-Ai Obbli Co. Ltd.	47,800	561,330
Sangetsu Corp.	65,900	1,340,330
San-In Godo Bank Ltd. (The)	138,100	1,226,907
Sanken Electric Co. Ltd.(a)	20,000	883,316
Sanki Engineering Co. Ltd.	35,200	899,394
Sankyo Co. Ltd.	203,000	3,089,771
Sankyu Inc.	30,700	1,343,616
Sanrio Co. Ltd.	152,300	6,068,576
Sansan Inc.(a)	59,900	818,318
Santen Pharmaceutical Co. Ltd.	189,800	1,922,367
Sanwa Holdings Corp.	147,200	4,831,499
Sapporo Holdings Ltd.	56,200	3,120,983
Sawai Group Holdings Co. Ltd.	128,000	1,844,405
SBI Holdings Inc.	197,200	5,185,269
SBI Sumishin Net Bank Ltd., NVS	42,800	1,248,916
SCREEN Holdings Co. Ltd.	56,400	3,750,431
SCSK Corp.	130,200	3,405,436
Secom Co. Ltd.	340,000	12,501,946
Sega Sammy Holdings Inc.	165,300	3,469,396
Seibu Holdings Inc.	176,300	4,260,939
Seiko Epson Corp.	192,700	2,673,341
Seiko Group Corp.	24,100	636,160
Seino Holdings Co. Ltd.	72,600	1,142,599
Seiren Co. Ltd.	40,500	629,257
Sekisui Chemical Co. Ltd.	309,700	5,411,673
Sekisui House Ltd.	534,000	12,276,765
Sekisui House REIT Inc.	3,298	1,779,203
Senko Group Holdings Co. Ltd.	129,200	1,535,875
Seria Co. Ltd.	41,900	850,660
Seven & i Holdings Co. Ltd.	1,843,700	27,140,407
Seven Bank Ltd.	901,000	1,621,368
SG Holdings Co. Ltd.	214,800	2,261,768
Sharp Corp./Japan(a)	166,500	987,086

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Shibaura Machine Co. Ltd.	22,900	$578,120
SHIFT Inc.(a)	159,100	1,455,795
Shiga Bank Ltd. (The)	31,100	1,250,534
Shikoku Electric Power Co. Inc.	105,600	867,824
Shimadzu Corp.	191,300	4,896,787
Shimamura Co. Ltd.	36,200	2,408,710
Shimano Inc.	56,300	7,931,843
Shimizu Corp.	362,500	3,872,619
Shin-Etsu Chemical Co. Ltd.	1,445,900	44,000,861
Shionogi & Co. Ltd.	678,500	11,399,147
Ship Healthcare Holdings Inc.	64,000	928,478
Shiseido Co. Ltd.	300,100	4,934,014
Shizuoka Financial Group Inc., NVS	311,800	3,464,889
SHO-BOND Holdings Co. Ltd.	33,700	1,209,708
Shochiku Co. Ltd.(b)	7,800	730,447
Shoei Co. Ltd.	52,200	613,086
Skylark Holdings Co. Ltd.	172,900	3,588,408
SMC Corp.	46,600	15,081,666
SMS Co. Ltd.	101,900	944,405
Socionext Inc.	142,300	1,530,518
SoftBank Corp.	24,100,200	36,469,504
SoftBank Group Corp.	766,900	38,781,851
Sohgo Security Services Co. Ltd.	234,200	1,851,037
Sojitz Corp.	176,760	4,181,758
Sompo Holdings Inc.	754,500	24,725,792
Sony Group Corp.	5,020,800	132,462,683
SOSiLA Logistics REIT Inc.	1,113	861,047
Sotetsu Holdings Inc.	127,700	1,947,021
Square Enix Holdings Co. Ltd.	55,000	3,180,265
Stanley Electric Co. Ltd.	133,000	2,492,275
Star Asia Investment Corp.	3,225	1,235,848
Starts Corp. Inc.	19,400	527,645
Subaru Corp.	518,800	9,394,388
Sugi Holdings Co. Ltd.	75,300	1,581,739
SUMCO Corp.	274,000	1,889,528
Sumitomo Bakelite Co. Ltd.	55,900	1,299,725
Sumitomo Chemical Co. Ltd.	1,263,200	3,053,544
Sumitomo Corp.	880,000	21,486,408
Sumitomo Electric Industries Ltd.	600,600	9,653,682
Sumitomo Forestry Co. Ltd.	131,200	3,777,801
Sumitomo Heavy Industries Ltd.	69,100	1,438,787
Sumitomo Metal Mining Co. Ltd.	180,700	4,009,194
Sumitomo Mitsui Financial Group Inc.	3,045,600	72,659,530
Sumitomo Mitsui Trust Group Inc.	559,400	13,838,846
Sumitomo Osaka Cement Co. Ltd.	22,600	617,174
Sumitomo Pharma Co. Ltd.(a)	215,700	1,190,622
Sumitomo Realty & Development Co. Ltd.	228,900	8,525,671
Sumitomo Rubber Industries Ltd.	172,500	2,172,338
Sumitomo Warehouse Co. Ltd. (The)	36,000	699,271
Sun Corp.(a)	12,800	698,955
Sundrug Co. Ltd.	94,000	3,132,294
Suntory Beverage & Food Ltd.	125,700	4,392,063
Suruga Bank Ltd.	205,300	1,818,527
Suzuken Co. Ltd.	42,000	1,517,361
Suzuki Motor Corp.	1,302,700	15,611,110
SWCC Corp.	22,700	1,031,545
Sysmex Corp.	394,800	7,328,732
Systena Corp.	278,200	727,688
T Hasegawa Co. Ltd.	24,300	487,019
T&D Holdings Inc.	372,200	7,919,896
Tadano Ltd.	129,000	893,721
Taiheiyo Cement Corp.	127,200	3,424,906
Security	Shares	Value
Japan (continued)
Taikisha Ltd.	35,800	$585,974
Taisei Corp.	150,500	8,160,409
Taiyo Holdings Co. Ltd.	32,100	1,188,469
Taiyo Yuden Co. Ltd.	111,700	1,684,688
Takara Bio Inc.	43,500	249,018
Takara Holdings Inc.(b)	153,500	1,238,907
Takasago Thermal Engineering Co. Ltd.	39,600	1,752,063
Takashimaya Co. Ltd.	338,400	2,609,114
Takeda Pharmaceutical Co. Ltd.	1,273,554	38,523,227
Takeuchi Manufacturing Co. Ltd.	32,400	1,014,196
Takuma Co. Ltd.	127,600	1,644,143
TDK Corp.	1,649,900	17,606,812
TechnoPro Holdings Inc.	57,300	1,277,767
Teijin Ltd.	116,700	978,492
Terumo Corp.	1,140,800	21,835,735
THK Co. Ltd.	124,600	3,069,519
TIS Inc.	169,200	4,883,649
TKC Corp.	23,300	656,760
Toagosei Co. Ltd.	153,800	1,447,012
Tobu Railway Co. Ltd.	145,500	2,655,076
Tocalo Co. Ltd.	126,500	1,457,023
Toda Corp.	135,500	863,259
Toei Animation Co. Ltd.	38,700	935,802
Toei Co. Ltd.(b)	25,900	948,891
Toho Co. Ltd./Tokyo	110,300	6,297,189
Toho Gas Co. Ltd.	57,300	1,714,007
Toho Holdings Co. Ltd.	47,500	1,552,842
Tohoku Electric Power Co. Inc.	337,000	2,421,869
Tokai Carbon Co. Ltd.	144,000	929,201
TOKAI Holdings Corp.	91,000	638,115
Tokai Rika Co. Ltd.	42,300	629,999
Tokai Tokyo Financial Holdings Inc.	187,000	617,632
Tokio Marine Holdings Inc.	1,473,100	59,045,313
Tokuyama Corp.	42,800	873,651
Tokyo Century Corp.	61,600	648,730
Tokyo Electric Power Co. Holdings Inc.(a)	1,213,000	3,710,754
Tokyo Electron Ltd.	358,500	53,380,047
Tokyo Gas Co. Ltd.	304,000	10,099,729
Tokyo Kiraboshi Financial Group Inc.	32,700	1,292,598
Tokyo Metro Co. Ltd.	208,800	2,645,712
Tokyo Ohka Kogyo Co. Ltd.	105,500	2,320,987
Tokyo Seimitsu Co. Ltd.	32,300	1,802,440
Tokyo Steel Manufacturing Co. Ltd.	92,500	1,045,879
Tokyo Tatemono Co. Ltd.	148,600	2,664,148
Tokyu Construction Co. Ltd.	94,100	546,340
Tokyu Corp.	376,200	4,562,573
Tokyu Fudosan Holdings Corp.	375,500	2,629,932
Tokyu REIT Inc.	528	660,722
Tomy Co. Ltd.	72,000	1,585,223
Topcon Corp.	107,000	2,430,061
Toppan Holdings Inc.	181,400	5,092,359
Toray Industries Inc.	1,153,700	7,368,120
Toridoll Holdings Corp.	36,700	1,098,459
Toshiba TEC Corp.	28,400	535,309
Tosoh Corp.	170,000	2,396,442
Totetsu Kogyo Co. Ltd.	20,500	452,389
TOTO Ltd.	139,100	3,667,853
Towa Corp.	52,200	487,277
Towa Pharmaceutical Co. Ltd.	23,400	434,207
Toyo Seikan Group Holdings Ltd.	152,300	2,658,959
Toyo Suisan Kaisha Ltd.	62,600	4,046,824
Toyo Tire Corp.	134,200	2,509,110

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toyobo Co. Ltd.	30,300	$187,976
Toyoda Gosei Co. Ltd.	39,700	762,306
Toyota Boshoku Corp.	54,100	776,266
Toyota Industries Corp.	137,200	16,090,112
Toyota Motor Corp.	7,738,200	147,795,068
Toyota Tsusho Corp.	534,000	10,612,034
Transcosmos Inc.	15,800	345,251
TRE Holdings Corp.	50,500	544,228
Trend Micro Inc./Japan	117,900	8,459,395
Tri Chemical Laboratories Inc.(b)	33,500	598,148
Trusco Nakayama Corp.	36,000	537,084
TS Tech Co. Ltd.	66,600	752,760
Tsubakimoto Chain Co.	117,500	1,427,428
Tsumura & Co.	44,100	1,326,133
Tsuruha Holdings Inc.	28,200	2,268,383
UACJ Corp.	23,800	802,972
UBE Corp.	134,800	1,977,711
Ulvac Inc.	42,600	1,444,763
Unicharm Corp.	934,200	8,674,176
United Urban Investment Corp.	2,121	2,231,942
Universal Entertainment Corp.	54,600	426,795
Ushio Inc.	67,300	809,476
USS Co. Ltd.	337,000	3,359,128
UT Group Co. Ltd.	21,900	307,835
Valor Holdings Co. Ltd.	23,000	402,421
Visional Inc.(a)	18,400	1,113,176
Wacoal Holdings Corp.	44,900	1,567,100
Wacom Co. Ltd.	214,900	822,665
Welcia Holdings Co. Ltd.	126,900	2,237,390
West Holdings Corp.	30,800	341,024
West Japan Railway Co.	334,100	7,028,125
Yakult Honsha Co. Ltd.	213,200	4,379,559
Yamada Holdings Co. Ltd.	392,800	1,265,907
Yamaguchi Financial Group Inc.	204,000	2,410,125
Yamaha Corp.	366,400	2,677,994
Yamaha Motor Co. Ltd.	753,500	5,917,788
Yamato Holdings Co. Ltd.	183,900	2,610,968
Yamato Kogyo Co. Ltd.	31,700	1,887,692
Yamazaki Baking Co. Ltd.	120,300	2,879,807
Yaoko Co. Ltd.	14,400	964,480
Yaskawa Electric Corp.	192,800	4,062,158
Yokogawa Bridge Holdings Corp.	33,500	613,752
Yokogawa Electric Corp.	167,100	3,616,068
Yokohama Rubber Co. Ltd. (The)	136,800	2,991,107
Yoshinoya Holdings Co. Ltd.	60,200	1,319,505
Zenkoku Hosho Co. Ltd.	67,800	1,470,993
Zensho Holdings Co. Ltd.	74,700	4,615,961
Zeon Corp.	95,700	938,455
Zojirushi Corp.	34,000	326,599
ZOZO Inc.	390,900	3,969,779
		4,018,468,685
Netherlands — 3.5%
Aalberts NV	99,723	3,311,464
ABN AMRO Bank NV, CVA(c)	351,444	7,282,919
Adyen NV(a)(c)	17,830	28,852,735
Aegon Ltd.	1,123,123	7,223,865
AerCap Holdings NV	162,425	17,217,050
Akzo Nobel NV	132,707	8,378,394
Allfunds Group PLC	436,996	2,467,028
Arcadis NV	54,885	2,661,433
ASM International NV	36,740	17,958,033
ASML Holding NV	319,024	213,568,028
Security	Shares	Value
Netherlands (continued)
ASR Nederland NV	129,344	$8,161,454
Basic-Fit NV(a)(b)(c)	48,123	1,093,814
BE Semiconductor Industries NV	64,469	6,982,230
Coca-Cola Europacific Partners PLC	177,918	16,144,279
Corbion NV	50,055	1,070,447
CVC Capital Partners PLC(a)(c)	140,038	2,498,684
DSM-Firmenich AG	149,458	16,236,094
Eurocommercial Properties NV	54,260	1,567,919
EXOR NV, NVS	78,108	7,374,544
Flow Traders Ltd., NVS	44,205	1,308,854
Fugro NV	106,551	1,249,589
Heineken Holding NV	112,593	8,803,628
Heineken NV	228,610	20,464,062
IMCD NV	47,961	6,377,885
ING Groep NV	2,555,794	49,631,779
InPost SA(a)	165,012	2,787,363
JDE Peet's NV	136,019	3,292,872
Just Eat Takeaway.com NV(a)(c)	159,623	3,493,366
Koninklijke Ahold Delhaize NV	738,990	30,342,224
Koninklijke BAM Groep NV	248,712	1,684,723
Koninklijke KPN NV	3,163,133	14,714,431
Koninklijke Philips NV(a)	643,733	16,337,826
Koninklijke Vopak NV	70,459	2,913,527
NN Group NV	210,039	12,879,674
OCI NV	98,048	814,644
Pharming Group NV(a)(b)	1,053,555	931,822
PostNL NV(b)	544,918	556,372
Prosus NV	1,123,451	52,672,541
Randstad NV	81,439	3,268,937
SBM Offshore NV	150,447	3,163,009
Signify NV(c)	135,907	2,817,226
TKH Group NV	40,217	1,588,980
Universal Music Group NV	660,235	19,414,527
Van Lanschot Kempen NV	11,037	644,423
Wolters Kluwer NV	195,380	34,496,087
		666,700,785
New Zealand — 0.2%
Auckland International Airport Ltd.	1,151,336	5,142,879
Contact Energy Ltd.	735,239	3,873,225
EBOS Group Ltd.	142,266	3,092,919
Fisher & Paykel Healthcare Corp. Ltd.	469,548	9,472,198
Fletcher Building Ltd.(a)	892,651	1,625,280
Goodman Property Trust	1,374,222	1,497,888
Infratil Ltd.	683,360	4,283,114
Mercury NZ Ltd.	513,587	1,704,248
Meridian Energy Ltd.	1,187,540	3,865,584
Ryman Healthcare Ltd.(a)	869,486	1,140,460
Spark New Zealand Ltd.	1,654,001	2,043,551
		37,741,346
Norway — 0.7%
Aker ASA, Class A	25,496	1,478,411
Aker BP ASA	282,180	6,057,700
Atea ASA	96,727	1,320,264
Austevoll Seafood ASA	143,361	1,350,582
Bakkafrost P/F	46,587	2,349,182
BlueNord ASA(a)(b)	8,298	475,363
BW LPG Ltd.(c)	107,082	1,075,696
DNB Bank ASA	736,249	18,404,829
DNO ASA	946,932	1,079,998
Entra ASA(a)(c)	55,976	644,590
Equinor ASA	675,913	15,299,713

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Frontline PLC, NVS(b)	159,490	$2,688,945
Gjensidige Forsikring ASA	169,236	3,959,926
Golden Ocean Group Ltd.(a)(b)	187,647	1,437,556
Hoegh Autoliners ASA	130,655	1,051,583
Kongsberg Gruppen ASA	75,899	12,227,988
Leroy Seafood Group ASA	325,800	1,428,018
Mowi ASA	397,752	7,293,364
Nordic Semiconductor ASA(a)	150,812	1,512,249
Norsk Hydro ASA	1,183,838	6,279,568
Orkla ASA	620,656	6,921,838
Protector Forsikring ASA	14,104	496,397
Salmar ASA	56,304	2,782,268
Scatec ASA(a)(c)	167,037	1,274,767
Schibsted ASA, Class A	37,665	1,146,251
Schibsted ASA, Class B	104,601	3,006,296
SpareBank 1 SMN	162,167	2,942,975
SpareBank 1 Sor-Norge ASA	236,233	3,769,629
Storebrand ASA	373,012	4,503,600
Subsea 7 SA	215,427	3,261,787
Telenor ASA	527,014	7,915,741
TGS ASA	183,688	1,370,021
TOMRA Systems ASA	228,118	3,599,078
Yara International ASA	144,010	4,673,635
		135,079,808
Portugal — 0.2%
Banco Comercial Portugues SA, Class R	6,489,064	4,150,395
EDP Renovaveis SA	242,647	2,272,329
EDP SA	2,473,573	9,749,990
Galp Energia SGPS SA	363,611	5,633,707
Jeronimo Martins SGPS SA	209,577	5,072,260
Navigator Co. SA (The)	296,767	1,126,222
NOS SGPS SA	223,891	934,390
REN - Redes Energeticas Nacionais SGPS SA	626,115	2,055,020
Sonae SGPS SA	1,431,474	1,817,880
		32,812,193
Singapore — 1.5%
Bitdeer Technologies Group, Class A, NVS(a)(b)	63,748	610,068
CapitaLand Ascendas REIT	2,794,712	5,694,667
CapitaLand Ascott Trust	2,956,068	1,934,175
CapitaLand China Trust(b)	891,580	470,719
CapitaLand Integrated Commercial Trust	5,284,071	8,695,997
CapitaLand Investment Ltd./Singapore	2,159,300	4,550,922
CDL Hospitality Trusts(b)	715,290	435,551
City Developments Ltd.(b)	590,300	2,247,592
ComfortDelGro Corp. Ltd.	2,653,800	3,113,378
DBS Group Holdings Ltd.	1,592,640	51,743,574
ESR-REIT, NVS	405,995	684,169
Frasers Centrepoint Trust(b)	1,415,599	2,452,385
Frasers Logistics & Commercial Trust	2,682,887	1,840,293
Genting Singapore Ltd.	5,886,800	3,338,209
Golden Agri-Resources Ltd.	4,873,200	895,466
Grab Holdings Ltd., Class A(a)	1,810,542	8,835,445
Hafnia Ltd.(b)	363,461	1,675,408
Keppel DC REIT	1,496,912	2,476,558
Keppel Infrastructure Trust	6,284,525	1,926,517
Keppel Ltd.	1,260,500	6,337,415
Keppel REIT	1,925,140	1,261,175
Mapletree Industrial Trust	1,755,240	2,715,144
Mapletree Logistics Trust(b)	3,408,734	2,933,322
Mapletree Pan Asia Commercial Trust(b)	2,004,000	1,876,783
NetLink NBN Trust(b)	3,119,700	2,185,534
Security	Shares	Value
Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.	2,708,300	$33,517,281
Paragon REIT	1,293,650	970,658
Parkway Life REIT	439,300	1,423,090
SATS Ltd.	1,079,563	2,328,090
Sea Ltd., ADR(a)	300,442	40,274,250
Seatrium Ltd.(a)(b)	2,130,559	3,128,832
Sembcorp Industries Ltd.	710,700	3,594,840
Singapore Airlines Ltd.	1,211,000	6,214,748
Singapore Exchange Ltd.	641,400	7,055,947
Singapore Post Ltd.	1,458,300	638,230
Singapore Technologies Engineering Ltd.	1,353,500	7,685,499
Singapore Telecommunications Ltd.(b)	6,332,300	18,320,574
Starhill Global REIT	1,300,300	493,250
Suntec REIT(b)	1,263,800	1,114,249
United Overseas Bank Ltd.	1,000,400	26,569,460
UOL Group Ltd.	291,700	1,290,387
Venture Corp. Ltd.	256,400	2,276,067
Wilmar International Ltd.(b)	1,642,600	3,852,684
Yangzijiang Financial Holding Ltd.(b)	2,209,900	1,204,880
Yangzijiang Shipbuilding Holdings Ltd.	2,407,300	4,123,616
		287,007,098
Spain — 2.7%
Acciona SA	18,447	2,688,158
Acerinox SA	169,328	1,913,624
ACS Actividades de Construccion y Servicios SA	161,830	10,139,430
Aena SME SA(c)	59,923	15,053,611
Almirall SA	86,859	963,766
Amadeus IT Group SA	355,375	27,972,632
Banco Bilbao Vizcaya Argentaria SA	4,639,964	63,679,046
Banco de Sabadell SA	4,749,316	13,857,475
Banco Santander SA	12,409,620	87,374,407
Bankinter SA	637,627	7,427,676
CaixaBank SA	3,129,660	23,986,359
Cellnex Telecom SA(c)	422,918	17,115,216
CIE Automotive SA	29,805	787,916
Construcciones y Auxiliar de Ferrocarriles SA	12,973	634,094
Enagas SA	195,556	3,049,079
Endesa SA	288,052	8,650,944
Ferrovial SE	404,863	19,750,228
Fluidra SA	115,647	2,677,411
Gestamp Automocion SA(c)	132,928	397,076
Grifols SA(a)	204,953	1,940,623
Iberdrola SA	4,778,935	86,144,384
Indra Sistemas SA	105,509	3,364,037
Industria de Diseno Textil SA	875,976	47,105,594
Inmobiliaria Colonial SOCIMI SA	319,743	2,072,286
Laboratorios Farmaceuticos Rovi SA	23,923	1,402,484
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	610,501	886,801
Logista Integral SA	76,371	2,610,995
Mapfre SA	1,002,782	3,569,904
Melia Hotels International SA	109,055	791,654
Merlin Properties SOCIMI SA	390,807	4,431,858
Neinor Homes SA(c)	25,944	451,619
Pharma Mar SA	16,673	1,412,393
Prosegur Cia. de Seguridad SA	64,555	180,526
Redeia Corp. SA	57,325	1,202,122
Repsol SA	986,799	12,062,302
Sacyr SA	370,306	1,358,332
Solaria Energia y Medio Ambiente SA(a)(b)	62,224	469,015
Tecnicas Reunidas SA(a)	46,927	787,582
Telefonica SA	3,210,735	16,494,325

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Unicaja Banco SA(c)	831,153	$1,584,220
Vidrala SA	16,253	1,771,544
Viscofan SA	39,609	2,857,450
		503,070,198
Sweden — 3.2%
AAK AB	178,431	4,666,302
AddLife AB, Class B	106,625	2,023,429
AddTech AB, Class B	235,463	7,921,549
AFRY AB	78,955	1,367,850
Alfa Laval AB	235,311	9,759,718
Alleima AB, NVS	173,446	1,363,689
Ambea AB(c)	108,436	1,309,966
Arjo AB, Class B	199,969	669,907
Asmodee Group AB, Class B(a)	120,488	1,327,606
Assa Abloy AB, Class B	832,428	25,267,498
Atlas Copco AB, Class A	2,177,832	33,710,000
Atlas Copco AB, Class B	1,260,168	17,498,340
Avanza Bank Holding AB	132,820	4,413,630
Axfood AB	102,064	2,853,337
Beijer Ref AB, Class B	309,928	4,727,440
Betsson AB, Class B	83,420	1,458,938
Billerud Aktiebolag	192,023	2,026,233
Biotage AB	78,161	1,137,797
Boliden AB(a)	233,658	7,159,289
BoneSupport Holding AB(a)(c)	65,590	2,145,738
Bravida Holding AB(c)	175,621	1,673,460
Bure Equity AB	69,968	2,357,421
Camurus AB(a)	36,038	2,316,049
Castellum AB(a)	329,763	4,013,285
Catena AB	50,291	2,367,515
Corem Property Group AB, Class B	844,167	426,884
Dios Fastigheter AB	113,578	788,714
Dometic Group AB(c)	326,159	1,175,883
Electrolux AB, Class B(a)	233,573	1,458,181
Electrolux Professional AB, Class B	325,099	1,883,652
Elekta AB, Class B	395,598	2,014,433
Embracer Group AB(a)(b)	120,461	1,520,189
Epiroc AB, Class A	530,869	11,485,196
Epiroc AB, Class B	302,684	5,936,105
EQT AB	304,114	8,788,141
Essity AB, Class B	492,734	14,249,392
Evolution AB(c)	134,049	9,286,191
Fabege AB	248,290	2,117,998
Fastighets AB Balder, Class B(a)	561,021	4,032,864
Fortnox AB	406,157	3,677,722
Getinge AB, Class B	201,166	3,887,936
Granges AB	102,310	1,277,917
H & M Hennes & Mauritz AB, Class B	442,829	6,416,848
Hemnet Group AB	96,445	3,310,544
Hexagon AB, Class B	1,675,670	16,308,563
Hexatronic Group AB(a)	224,919	595,172
Hexpol AB	297,759	2,589,153
HMS Networks AB(a)	10,195	456,982
Holmen AB, Class B	80,367	3,177,631
Hufvudstaden AB, Class A	85,675	1,043,168
Husqvarna AB, Class B	359,537	1,672,298
Industrivarden AB, Class A	107,348	3,772,432
Industrivarden AB, Class C	134,773	4,732,782
Indutrade AB	225,940	6,112,499
Instalco AB	262,202	726,961
Investment AB Latour, Class B	122,202	3,297,822
Investor AB, Class B	1,399,829	41,474,776
Security	Shares	Value
Sweden (continued)
JM AB	63,717	$1,016,523
Kinnevik AB, Class B	222,585	1,781,515
L E Lundbergforetagen AB, Class B	46,729	2,465,610
Lifco AB, Class B	214,557	8,306,519
Lindab International AB	100,472	2,112,391
Loomis AB, Class B	81,938	3,410,376
Millicom International Cellular SA	88,584	3,059,691
MIPS AB	31,189	1,099,269
Modern Times Group MTG AB, Class B(a)	97,866	1,172,549
Munters Group AB(c)	137,463	1,759,293
Mycronic AB	82,572	3,297,182
NCAB Group AB	160,305	706,447
NCC AB, Class B	84,834	1,579,393
Nibe Industrier AB, Class B	1,282,018	5,467,039
Nolato AB, Class B	259,962	1,460,595
Nordea Bank Abp	2,537,843	35,146,456
Nordnet AB publ	150,703	3,989,442
Nyfosa AB(a)	151,048	1,417,877
Pandox AB, Class B	88,395	1,474,241
Peab AB, Class B	168,299	1,399,924
Saab AB, Class B	282,604	13,159,314
Sagax AB, Class B	172,651	3,924,234
Samhallsbyggnadsbolaget i Norden AB(b)	1,220,215	495,364
Sandvik AB	828,467	17,103,227
Sectra AB, Class B	133,934	4,109,188
Securitas AB, Class B	381,578	6,046,771
Sinch AB(a)(c)	570,529	1,326,349
Skandinaviska Enskilda Banken AB, Class A	1,254,103	19,899,693
Skanska AB, Class B	270,688	6,289,877
SKF AB, Class B	295,221	5,786,738
SSAB AB, Class B	652,406	4,055,285
Storskogen Group AB, Class B	1,187,651	1,564,761
Svenska Cellulosa AB SCA, Class B	503,266	6,507,506
Svenska Handelsbanken AB, Class A	1,172,404	15,346,546
Sweco AB, Class B	182,268	3,206,448
Swedbank AB, Class A	677,391	16,910,285
Swedish Orphan Biovitrum AB(a)	169,501	5,155,323
Tele2 AB, Class B	474,575	7,001,893
Telefonaktiebolaget LM Ericsson, Class B	2,246,021	18,972,992
Telia Co. AB	1,958,276	7,356,204
Thule Group AB(c)	91,920	2,095,217
Trelleborg AB, Class B	196,450	6,773,924
Troax Group AB	40,753	564,791
Truecaller AB, Class B	181,719	1,367,519
Vitec Software Group AB, Class B(b)	43,510	1,988,015
Vitrolife AB	63,836	1,039,003
Volvo AB, Class B	1,260,264	34,258,414
Wallenstam AB, Class B	296,522	1,466,109
Wihlborgs Fastigheter AB	315,344	3,270,863
		614,395,200
Switzerland — 8.1%
ABB Ltd., Registered	1,291,161	68,187,174
Accelleron Industries AG, NVS	92,478	4,964,628
Adecco Group AG, Registered	126,271	3,286,354
Alcon AG	407,259	39,569,484
Allreal Holding AG, Registered	14,432	3,179,947
ALSO Holding AG, Registered	7,368	2,250,227
ams-OSRAM AG(a)	91,961	816,384
Aryzta AG(a)	805,065	2,019,233
Avolta AG, Registered	92,857	4,231,285
Bachem Holding AG	33,606	2,059,486
Baloise Holding AG, Registered	38,638	8,595,892

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Banque Cantonale Vaudoise, Registered	28,796	$3,544,143
Barry Callebaut AG, Registered	3,119	2,796,228
Belimo Holding AG, Registered	8,400	7,137,156
BKW AG	18,319	3,672,727
Bossard Holding AG, Class A, Registered	4,845	1,056,548
Bucher Industries AG, Registered	5,149	2,223,977
Burckhardt Compression Holding AG	3,621	2,461,884
Bystronic AG, Registered(b)	512	156,326
Cembra Money Bank AG	34,181	4,125,946
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	719	10,478,702
Chocoladefabriken Lindt & Spruengli AG, Registered	83	11,756,329
Cie Financiere Richemont SA, Class A, Registered	432,125	76,358,734
Clariant AG, Registered	211,960	2,372,474
Comet Holding AG, Registered(b)	8,596	2,219,298
Daetwyler Holding AG, Bearer	5,399	779,565
DKSH Holding AG	30,660	2,258,704
dormakaba Holding AG	3,332	2,810,732
EFG International AG	17,802	269,314
Emmi AG, Registered	2,011	1,978,152
EMS-Chemie Holding AG, Registered	6,054	4,463,621
Flughafen Zurich AG, Registered	19,884	5,010,423
Forbo Holding AG, Registered	1,026	984,398
Galderma Group AG	74,369	8,637,633
Galenica AG(c)	36,614	3,835,047
Geberit AG, Registered	28,142	19,494,534
Georg Fischer AG	74,844	5,411,573
Givaudan SA, Registered	7,318	35,304,662
Helvetia Holding AG, Registered	30,056	6,630,279
Holcim AG	430,528	48,110,597
Huber + Suhner AG, Registered	18,365	1,615,992
Inficon Holding AG	18,706	1,984,853
Interroll Holding AG, Registered	547	1,200,460
Intershop Holding AG	8,370	1,373,315
Julius Baer Group Ltd.	177,420	11,505,339
Kardex Holding AG, Registered	8,368	2,108,094
Kuehne + Nagel International AG, Registered	38,903	8,959,245
Landis+Gyr Group AG	19,813	1,274,314
Logitech International SA, Registered	133,914	10,176,135
Lonza Group AG, Registered	58,972	42,371,924
Medmix AG(c)	25,263	316,095
Mobilezone Holding AG, Registered	51,332	705,637
Mobimo Holding AG, Registered	8,555	3,304,296
Nestle SA, Registered	2,122,809	225,946,237
Novartis AG, Registered	1,595,200	181,944,057
OC Oerlikon Corp. AG Pfaffikon, Registered	165,345	701,417
Partners Group Holding AG	18,676	24,470,628
PSP Swiss Property AG, Registered	39,175	6,975,913
Roche Holding AG, Bearer	27,706	9,638,271
Roche Holding AG, NVS	568,673	185,948,311
Sandoz Group AG	343,047	14,879,551
Schindler Holding AG, Participation Certificates, NVS	32,266	11,801,124
Schindler Holding AG, Registered	19,882	7,049,042
Schweiter Technologies AG, NVS	562	258,751
SFS Group AG	19,822	2,679,451
SGS SA	126,845	12,387,832
Siegfried Holding AG	30,208	3,596,460
SIG Group AG	239,481	4,619,577
Sika AG, Registered	123,130	30,771,117
Softwareone Holding AG	108,721	752,588
Security	Shares	Value
Switzerland (continued)
Sonova Holding AG, Registered	43,602	$13,403,863
Stadler Rail AG	37,319	984,363
Straumann Holding AG	94,152	11,480,594
Sulzer AG, Registered	21,143	3,578,668
Sunrise Communications AG, Class A(a)	48,608	2,628,888
Swatch Group AG (The), Bearer	21,290	3,694,713
Swiss Life Holding AG, Registered	24,326	24,288,534
Swiss Prime Site AG, Registered	68,141	9,608,291
Swiss Re AG	240,280	43,131,272
Swisscom AG, Registered	21,808	14,543,386
Swissquote Group Holding SA, Registered	10,902	5,627,578
Tecan Group AG, Registered	10,945	2,131,637
Temenos AG, Registered	52,201	3,739,177
UBS Group AG, Registered	2,645,367	80,301,082
Valiant Holding AG, Registered	13,659	2,011,670
VAT Group AG(c)	22,875	8,257,647
Vontobel Holding AG, Registered	24,274	1,754,126
Ypsomed Holding AG, Registered	4,101	1,747,306
Zurich Insurance Group AG	117,733	83,504,550
		1,543,233,171
United Kingdom — 13.0%
3i Group PLC	780,523	44,248,645
4imprint Group PLC	26,148	1,197,676
abrdn PLC	1,618,234	3,196,023
Admiral Group PLC	202,188	8,793,654
Airtel Africa PLC(c)	1,061,925	2,430,210
AJ Bell PLC	400,514	2,279,422
Anglo American PLC	1,009,544	27,558,918
Antofagasta PLC	324,528	7,121,938
AO World PLC(a)	413,058	541,124
Ashmore Group PLC	749,208	1,444,786
Ashtead Group PLC	351,263	18,803,956
ASOS PLC(a)(b)	96,244	368,119
Associated British Foods PLC	269,685	7,433,907
Assura PLC	2,631,915	1,701,989
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	480,023	432,707
AstraZeneca PLC	1,254,809	179,772,472
Auto Trader Group PLC(c)	717,262	8,058,335
Aviva PLC	2,176,402	16,306,476
B&M European Value Retail SA	785,808	3,534,077
Babcock International Group PLC	203,066	2,187,586
BAE Systems PLC	2,436,000	56,472,904
Balfour Beatty PLC	484,180	2,961,426
Baltic Classifieds Group PLC	372,812	1,690,965
Bank of Georgia Group PLC	31,182	2,501,198
Barclays PLC	11,909,286	47,442,321
Barratt Redrow PLC	1,162,513	7,247,326
Beazley PLC	476,736	5,648,686
Bellway PLC	99,269	3,563,929
Berkeley Group Holdings PLC	85,354	4,757,913
Big Yellow Group PLC	150,095	2,020,710
Bodycote PLC	172,371	1,093,462
boohoo Group PLC(a)(b)	1,384,977	399,738
BP PLC	13,106,356	60,517,170
Breedon Group PLC	284,436	1,632,267
British American Tobacco PLC	1,604,507	69,889,670
British Land Co. PLC (The)	654,694	3,444,253
BT Group PLC	5,151,855	11,957,227
Bunzl PLC	254,890	8,009,794
Burberry Group PLC	289,467	2,819,054
Burford Capital Ltd.	179,326	2,454,258
Carnival PLC(a)	133,535	2,241,387

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Centrica PLC	4,640,555	$9,935,575
Clarkson PLC	15,611	686,157
Coats Group PLC	1,558,527	1,509,318
Coca-Cola HBC AG, Class DI	168,188	8,758,175
Compass Group PLC	1,366,324	46,065,370
Computacenter PLC	91,142	2,947,859
ConvaTec Group PLC(c)	1,147,143	3,988,225
Cranswick PLC	52,619	3,641,805
Crest Nicholson Holdings PLC	353,206	850,714
Croda International PLC	121,632	4,801,266
Currys PLC(a)	1,230,066	1,823,006
CVS Group PLC	82,606	1,187,189
DCC PLC	78,603	5,137,324
Deliveroo PLC(a)(c)	1,034,985	2,350,259
Derwent London PLC	93,372	2,417,810
Diageo PLC	1,778,688	49,946,252
Diploma PLC	110,748	5,876,460
Direct Line Insurance Group PLC	1,053,649	3,979,633
Domino's Pizza Group PLC	501,006	1,802,194
Dowlais Group PLC	1,121,240	869,886
Dr. Martens PLC	701,506	514,194
Drax Group PLC	340,239	2,806,615
Dunelm Group PLC	136,848	2,009,640
easyJet PLC	272,715	1,808,113
Elementis PLC	751,611	1,263,326
Endeavour Mining PLC	141,076	3,788,277
Energean PLC	195,444	2,315,358
Entain PLC	507,549	4,338,991
Experian PLC	729,713	36,303,983
Fevertree Drinks PLC	91,199	971,082
Firstgroup PLC	982,249	2,260,719
Frasers Group PLC(a)	125,454	1,109,268
Future PLC(b)	107,480	1,022,146
Games Workshop Group PLC	27,026	5,565,798
Gamma Communications PLC	86,176	1,532,057
GB Group PLC	242,580	795,000
Genuit Group PLC	269,548	1,372,619
Genus PLC	59,777	1,468,972
Glencore PLC	8,243,301	27,027,594
Grafton Group PLC	192,909	2,335,176
Grainger PLC	567,985	1,629,519
Great Portland Estates PLC	273,608	1,130,377
Greatland Gold PLC(a)	8,413,578	1,491,300
Greencore Group PLC	591,771	1,459,009
Greggs PLC	84,743	2,109,676
GSK PLC	3,322,613	65,730,240
Haleon PLC	7,323,426	36,850,529
Halma PLC	302,695	11,172,965
Hammerson PLC, NVS	377,851	1,274,837
Harbour Energy PLC	525,676	1,074,342
Hays PLC	1,403,507	1,340,772
Helios Towers PLC(a)	788,458	1,134,323
Hikma Pharmaceuticals PLC	118,389	3,137,256
Hill & Smith PLC	80,411	1,933,100
Hiscox Ltd.	290,393	4,273,907
Howden Joinery Group PLC	466,785	4,800,182
HSBC Holdings PLC	14,544,050	162,128,043
Ibstock PLC(c)	659,173	1,581,265
IG Group Holdings PLC	313,573	4,469,348
IMI PLC	226,994	5,387,205
Imperial Brands PLC	667,987	27,409,547
Inchcape PLC	311,724	2,793,229
Security	Shares	Value
United Kingdom (continued)
Indivior PLC, NVS(a)	172,189	$1,953,971
Informa PLC	1,108,803	10,831,819
IntegraFin Holdings PLC	305,021	1,245,696
InterContinental Hotels Group PLC	135,290	14,436,789
Intermediate Capital Group PLC	247,128	6,216,252
International Distributions Services PLC	602,230	2,943,909
International Workplace Group PLC	702,856	1,740,262
Intertek Group PLC	120,609	7,407,190
Investec PLC	595,201	3,737,358
IP Group PLC(a)	736,888	414,426
ITV PLC	3,111,508	3,353,560
J D Wetherspoon PLC	167,716	1,466,615
J Sainsbury PLC	1,349,771	4,797,239
JD Sports Fashion PLC	2,232,074	2,349,940
JET2 PLC	152,649	3,230,279
John Wood Group PLC(a)	853,913	209,849
Johnson Matthey PLC	139,409	2,400,271
JTC PLC(c)	163,874	1,842,787
Jupiter Fund Management PLC	501,870	484,242
Just Group PLC	827,983	1,561,721
Kainos Group PLC	97,609	950,175
Kingfisher PLC	1,574,368	6,051,077
Lancashire Holdings Ltd.	306,745	2,308,900
Land Securities Group PLC	519,882	4,119,696
Legal & General Group PLC	4,785,842	15,071,005
Lloyds Banking Group PLC	50,120,812	49,242,578
London Stock Exchange Group PLC	383,217	59,671,284
LondonMetric Property PLC	1,911,036	4,903,164
M&G PLC	1,893,855	5,255,231
Man Group PLC/Jersey	1,203,872	2,627,642
Marks & Spencer Group PLC	1,633,570	8,488,918
Marshalls PLC	222,815	834,417
Melrose Industries PLC	1,121,240	6,518,120
Mitie Group PLC	1,348,387	2,600,184
Mobico Group PLC(a)	727,776	302,201
Mondi PLC, NVS	354,096	5,374,870
MONY Group PLC	410,269	1,110,382
Morgan Sindall Group PLC	42,343	2,001,524
National Grid PLC	3,915,697	56,519,564
NatWest Group PLC, NVS	6,106,924	39,281,495
Next PLC	102,353	16,885,839
Ninety One PLC	601,461	1,193,534
NMC Health PLC, NVS(a)(e)	12,146	—
Ocado Group PLC(a)(b)	513,699	1,940,786
OSB Group PLC	456,315	2,900,451
Oxford Instruments PLC	58,792	1,293,502
Oxford Nanopore Technologies PLC(a)	559,239	889,130
Pagegroup PLC	381,241	1,375,006
Paragon Banking Group PLC	253,643	2,865,424
Pearson PLC	509,507	8,168,026
Penno Group PLC	481,579	3,223,852
Persimmon PLC	269,961	4,671,937
Pets at Home Group PLC	423,308	1,340,663
Phoenix Group Holdings PLC	507,802	4,062,587
Playtech PLC(a)	247,962	2,511,489
Plus500 Ltd.	86,776	3,557,148
Premier Foods PLC	664,842	1,764,983
Primary Health Properties PLC	1,474,531	2,012,271
Prudential PLC	2,245,641	23,877,394
QinetiQ Group PLC	506,483	2,665,917
Quilter PLC(c)	1,394,179	2,508,332
Rathbones Group PLC	54,346	1,144,165

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Reckitt Benckiser Group PLC	558,249	$36,033,038
RELX PLC	1,495,475	81,615,760
Renishaw PLC	41,988	1,257,766
Rentokil Initial PLC	2,006,614	9,192,885
RHI Magnesita NV	32,252	1,347,041
Rightmove PLC	650,329	6,422,750
Rio Tinto PLC	905,740	53,972,541
Rolls-Royce Holdings PLC	6,892,951	69,773,698
Rotork PLC	627,217	2,553,882
RS Group PLC	397,055	2,737,695
RWS Holdings PLC	343,735	306,924
Safestore Holdings PLC	199,444	1,678,635
Sage Group PLC (The)	806,007	13,362,500
Savills PLC	138,203	1,713,850
Schroders PLC	590,310	2,601,012
Segro PLC	971,013	8,832,971
Serco Group PLC	1,023,145	2,348,084
Severn Trent PLC	209,052	7,776,162
Shaftesbury Capital PLC	1,509,011	2,741,093
Shell PLC	4,959,357	160,047,114
Sirius Real Estate Ltd.	1,509,627	1,859,984
Smith & Nephew PLC	702,364	9,884,075
Smiths Group PLC	288,785	7,196,405
Softcat PLC	126,629	2,828,207
Spectris PLC	87,759	2,349,335
Spirax Group PLC	65,585	5,169,146
Spirent Communications PLC(a)	685,685	1,686,899
SSE PLC	857,703	19,337,833
SSP Group PLC	777,311	1,539,517
St. James's Place PLC	415,693	5,239,953
Standard Chartered PLC	1,725,573	24,853,868
Tate & Lyle PLC	310,602	2,314,922
Taylor Wimpey PLC	3,022,338	4,749,022
TBC Bank Group PLC	39,904	2,523,709
Telecom Plus PLC	74,735	1,884,420
Tesco PLC	5,662,817	28,025,290
TP ICAP Group PLC	864,254	2,967,797
Trainline PLC(a)(c)	399,805	1,566,051
Travis Perkins PLC	174,362	1,301,537
Tritax Big Box REIT PLC	1,405,195	2,687,979
Trustpilot Group PLC(a)(c)	284,539	853,240
TUI AG(a)	372,369	2,865,189
Unilever PLC	2,004,345	127,616,407
UNITE Group PLC (The)	250,850	2,882,022
United Utilities Group PLC	525,977	7,907,727
Vesuvius PLC	242,020	1,103,733
Victrex PLC	98,037	1,088,209
Vistry Group PLC(a)	304,966	2,571,151
Vodafone Group PLC	17,510,316	17,207,391
Watches of Switzerland Group PLC(a)(c)	225,686	1,073,770
Weir Group PLC (The)	203,824	6,143,971
WH Smith PLC	131,785	1,594,745
Whitbread PLC	143,063	4,968,725
Wise PLC, Class A(a)	514,737	6,751,495
Workspace Group PLC	135,246	801,408
WPP PLC	845,556	6,555,219
Yellow Cake PLC(a)(c)	240,784	1,386,240
YouGov PLC	125,565	483,095
		2,466,516,179
Security	Shares	Value
United States — 0.4%
Spotify Technology SA(a)	124,639	$76,525,853
Total Common Stocks — 98.8% (Cost: $15,596,490,109)		18,731,253,468
Preferred Stocks
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	46,847	3,780,400
Dr Ing hc F Porsche AG, Preference Shares, NVS(c)	78,206	3,931,544
FUCHS SE, Preference Shares, NVS	72,430	3,631,831
Henkel AG & Co. KGaA, Preference Shares, NVS	134,240	10,425,932
Jungheinrich AG, Preference Shares, NVS	43,640	1,586,000
Porsche Automobil Holding SE, Preference Shares, NVS	112,249	4,628,121
Sartorius AG, Preference Shares, NVS	21,392	5,553,246
Volkswagen AG, Preference Shares, NVS	166,040	18,066,871
		51,603,945
Total Preferred Stocks — 0.3% (Cost: $60,965,609)		51,603,945
Rights
Portugal — 0.0%
EDP Renovaveis SA, (Expires 05/19/25)(a)	241,995	24,673
Total Rights — 0.0% (Cost: $23,138)		24,673
Warrants
Canada — 0.0%
Constellation Software Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(e)	11,415	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.1% (Cost: $15,657,478,856)		18,782,882,086
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	112,306,825	112,351,747
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	590,000	590,000
Total Short-Term Securities — 0.6% (Cost: $112,946,955)		112,941,747
Total Investments — 99.7% (Cost: $15,770,425,811)		18,895,823,833
Other Assets Less Liabilities — 0.3%		57,861,686
Net Assets — 100.0%		$18,953,685,519

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$82,446,525	$29,905,345 (a)	$—	$43,892	$(44,015)	$112,351,747	112,306,825	$828,118 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,250,000	—	(660,000)(a)	—	—	590,000	590,000	104,457	—
				$43,892	$(44,015)	$112,941,747		$932,575	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	188	06/12/25	$35,091	$(90,406)
SPI 200 Index	176	06/19/25	22,948	551,296
Euro STOXX 50 Index	904	06/20/25	52,637	(10,057)
FTSE 100 Index	273	06/20/25	30,891	82,836
				$533,669
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core MSCI International Developed Markets ETF

Fair Value Hierarchy as of Period End (continued)
on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,386,794,953	$16,344,458,515	$—	$18,731,253,468
Preferred Stocks	—	51,603,945	—	51,603,945
Rights	24,673	—	—	24,673
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	112,941,747	—	—	112,941,747
	$2,499,761,373	$16,396,062,460	$—	$18,895,823,833
Derivative Financial Instruments(a)
Assets
Equity Contracts	$551,296	$82,836	$—	$634,132
Liabilities
Equity Contracts	—	(100,463)	—	(100,463)
	$551,296	$(17,627)	$—	$533,669

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust